UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-07153

T. Rowe Price Fixed Income Series, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: December 31, 2022

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Annual REPORT
December 31, 2022
Limited-Term Bond Portfolio
T. ROWE PRICE
For more insights from T. Rowe Price investment professionals, go to troweprice.com .
Highlights and Market Commentary
Management’s Discussion of Fund Performance
Performance and Expenses
Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information

T. ROWE PRICE Limited-Term Bond Portfolio
HIGHLIGHTS
The Limited-Term Bond Portfolio underperformed its benchmark and its Lipper peer group average over the 12-month period ended
December 31, 2022.
Shorter-maturity bond markets were adversely impacted by macro- and interest rate-driven volatility during the reporting period.
The portfolio's risk levels increased modestly over the period, partly due to an increase in our allocation to investment-grade corporate bonds as valuations became more attractive.
In our view, the ultimate state of the economy and probability of a recession will remain the primary risk for credit investors this year.
Log in to your account at troweprice.com for more information.
* Certain mutual fund accounts that are assessed an annual account service fee can also save money by switching to e-delivery.

T. ROWE PRICE Limited-Term Bond Portfolio
Market Commentary

Dear Investor
Nearly all major global stock and bond indexes fell sharply in
2022, as investors contended with persistently high inflation, tightening financial conditions, and slowing economic and
corporate earnings growth.
Double-digit losses were common in equity markets around
the world, and bond investors also faced a historically tough environment amid a sharp rise in interest rates. Value shares declined but outperformed growth stocks by a considerable
margin as equity investors turned risk averse and as rising
rates put downward pressure on growth stock valuations.
Emerging markets stocks generally underperformed shares in
developed markets. Meanwhile, the U.S. dollar strengthened
versus most currencies during the period, which weighed on
returns for U.S. investors in international securities.
Within the S&P 500 Index, energy was a rare bright spot,
gaining more than 60% as oil prices jumped in response to
Russia’s invasion of Ukraine and concerns over commodity
supply shortages. Defensive shares, such as utilities, consumer staples, and health care, held up relatively well and finished the year with roughly flat returns. Conversely, communication services, consumer discretionary, and information technology shares suffered the largest declines.
Elevated inflation remained a leading concern for investors
throughout the period, although there were signs that price
increases were moderating by year-end. November’s consumer
price index data showed headline inflation rising 7.1% on a
12-month basis, the lowest level since December 2021 but still well above the Federal Reserve’s 2% long-term target.
In response to the high inflation readings, global central
banks tightened monetary policy, and investors focused on
communications from central bank officials on how high
rates would have to go. The Fed, which at the end of 2021 had forecast that it would only need to raise interest rates 0.75 percentage point in all of 2022, raised its short-term lending benchmark from near zero in March to a target range of 4.25%
to 4.50% by December and indicated that additional hikes are likely.
Bond yields increased considerably across the U.S. Treasury
yield curve as the Fed tightened monetary policy, with the
yield on the benchmark 10-year U.S. Treasury note climbing
from 1.52% at the start of the period to 3.88% at the end of the year. Significant inversions in the yield curve, which are often considered a warning sign of a coming recession, occurred
during the period as shorter-maturity Treasuries experienced the largest yield increases. The sharp increase in yields led to historically weak results across the fixed income market, with the Bloomberg U.S. Aggregate Bond Index delivering
its worst year on record. (Bond prices and yields move in
opposite directions.)
As the period came to an end, the economic backdrop
appeared mixed. Although manufacturing gauges have drifted
toward contraction levels, the U.S. jobs market remained
resilient, and corporate and household balance sheets appeared strong. Meanwhile, the housing market has weakened amid
rising mortgage rates.
The past year has been a trying time for investors as few
sectors remained untouched by the broad headwinds that
markets faced, and volatility may continue in the near term as central banks tighten policy amid slowing economic growth.
However, in our view, there continue to be opportunities for selective investors focused on fundamentals. Valuations in
most global equity markets have improved markedly, although
U.S. equities still appear relatively expensive by historical standards, while bond yields have reached some of the most
attractive levels since the 2008 global financial crisis.
We believe this environment makes skilled active management
a critical tool for identifying risks and opportunities, and our investment teams will continue to use fundamental research to identify securities that can add value to your portfolio over the long term.
Thank you for your continued confidence in T. Rowe Price.
Sincerely,
Robert Sharps
CEO and President

T. ROWE PRICE Limited-Term Bond Portfolio
Management’s Discussion of Fund Performance

INVESTMENT OBJECTIVE
The fund seeks a high level of income consistent with
moderate fluctuations in principal value.
FUND COMMENTARY
How did the fund perform in the past 12 months?
The Limited-Term Bond Portfolio returned -4.52% in the
12-month period ended December 31, 2022, underperforming
its benchmark, the Bloomberg 1–3 Year U.S. Government/
Credit Bond Index, as well as its Lipper peer group average.
(Returns for the II Class shares will vary, reflecting their different fee structure. Past performance cannot guarantee
future results .)
What factors influenced the fund’s performance?
Shorter-maturity bond markets were adversely impacted by
macro- and interest rate-driven volatility during the reporting period. Early in the year, geopolitical conflict, hawkish rhetoric from the Federal Reserve, and heavy new issuance weighed on
spread sectors. While hopes of a dovish pivot from the Fed
gave risk assets some reprieve in the summer, hawkish rhetoric and elevated inflation quelled these hopes until late in the period, at which time cooling economic data and comments
from Fed Chair Jerome Powell renewed expectations for
smaller rate hikes.
Against this unstable macroeconomic backdrop, all market
segments within the U.S. investment-grade fixed income
market posted negative returns. Corporate bonds produced the weakest total returns, with one- to three-year corporate bond prices depreciating and credit spreads widening amid depleted risk sentiment and a sharp rise in front-end U.S. Treasury
yields. (Credit spreads are a measure of the additional yield offered by bonds that have credit risk compared with U.S.
Treasuries with similar maturities.) While Treasury yields rose broadly across the yield curve, yields on shorter-maturity
Treasury notes rose most prominently as investors priced in a higher-for-longer interest rate regime. The yield on the
two-year Treasury note began the year at 0.73% and ended at
4.41%.
Sector allocation was the predominant detractor from the
portfolio's relative performance. Out-of-benchmark allocations to securitized sectors—including asset-backed securities
(ABS), commercial mortgage-backed securities (CMBS), and
residential mortgage-backed securities (RMBS)—hindered
relative results amid interest rate volatility and periods of heavy new issuance. The portfolio's allocation to RMBS was a prominent detractor, as the interest rate-sensitive sector was dragged lower by concerns about the ramifications of tighter
Fed policy, rising rates, and declining housing affordability.
Conversely, an overweight to investment-grade corporate
bonds and a corresponding underweight to U.S. Treasuries
helped relative performance as limited new supply, some
encouraging corporate earnings reports, and more constructive risk sentiment fueled a late-period rally among corporate
bonds. Security selection within investment-grade corporate
bonds was also beneficial.
Interest rate management produced relative gains. Modest
underweights in the front end of the yield curve and a slight overweight in the intermediate portion aided relative results as the yield curve flattened and, in certain portions of the yield curve, inverted during the reporting period. However, the
portfolio's average duration profile, which was slightly long relative to the benchmark, negated some relative gains as
Treasury yields rose broadly across the yield curve.
In addition, while we are primarily a cash bond manager, we
occasionally employ the limited use of derivatives in our
strategy for hedging purposes. Derivatives may include futures and options, as well as credit default and interest rate swaps.
During the reporting period, our use of Treasury futures
detracted from absolute performance.
How is the fund positioned?
Relative to the benchmark, we continue to underweight
Treasuries while aiming to add yield by overweighting
non-Treasury sectors and taking out-of-benchmark positions
in higher-yielding securitized debt. Within short-term bond
portfolios, we believe yield plays a greater role than price appreciation in generating excess returns and limiting
volatility. Because corporate bonds and securitized issues
typically have greater yields than Treasuries, we believe that we can selectively overweight these sectors to achieve a yield
advantage.
Corporate debt represented just under 50% of net assets. BBB rated bonds, which our research analysts believe are often
mispriced and offer attractive relative value, remained a
significant holding.
PERFORMANCE COMPARISON
Total Return
Periods Ended 12/31/22 6 Months 12 Months
Limited-Term Bond Portfolio -0.52% -4.52%
Limited-Term Bond Portfolio–II -0.66 -4.78
Bloomberg 1–3 Year
U.S. Government/Credit Bond Index -0.60 -3.69
Lipper Variable Annuity Underlying
Short Investment Grade Debt Funds
Average -0.25 -3.98

T. ROWE PRICE Limited-Term Bond Portfolio

The portfolio's risk levels increased modestly over the period, partly due to an increase in our allocation to investment-grade corporate bonds as valuations became more attractive. We
began the year targeting high-conviction ideas across a broad portion of the yield curve but narrowed our focus to adding
shorter-maturity credits in the second quarter as we awaited clarity about the path of monetary policy and the economic
environment. We maintained this cautious duration posture
within corporates through period-end in anticipation of
spreads moving wider as the Fed continued to tighten
monetary policy despite slowing economic growth.
Additionally, amid persistent rate volatility, we have found it increasingly challenging to have high conviction in increasing risk levels further. With growing odds of a potential recession in 2023 and our view that there could be a period of credit
weakness, we built up liquidity through period-end.
We continued to hold out-of-benchmark positions in ABS,
CMBS, and RMBS to provide diversified sources of what we
believe to be high-quality yield. However, we took advantage of slightly improved liquidity within securitized sectors in the fourth quarter and decreased our allocation to RMBS,
reflecting our view that fundamental issues may weigh on the sector in the coming year.
What is portfolio management’s outlook?
While there are signs that inflationary pressures have peaked, the outlook remains uncertain amid continued monetary
policy tightening, mounting downside growth risks, and
elevated volatility in risk assets. We hold the view that the path of monetary tightening will be more important to focus on
than the destination as the Fed continues to tighten policy
despite slowing growth. With the range of economic outcomes
now wider due to the speed at which the Fed has tightened
monetary policy, we will continue to monitor the distribution of risks over the next year.
As inflation and other economic data have started to move
lower, concerns about the possibility of a recession have
continued. In our view, the ultimate state of the economy and probability of a recession will remain the primary risk for
credit investors this year.
In this environment of heightened volatility, active
management can play an even more instrumental role in
achieving investor objectives. Our continued goal is to provide high-quality, durable yield and income appropriate for a short-
term bond strategy with modest credit and duration risk.
Using the breadth and depth of our global research platform, we will look to selectively add to high-conviction positions as volatility creates attractive entry points.
The views expressed reflect the opinions of T. Rowe Price as of the date of this report and are subject to change based on changes in market, economic, or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
CREDIT QUALITY DIVERSIFICATION
... Percent of Net Assets
6/30/22 12/31/22
Quality Rating
U.S. Government Agency
Securities* 4% 3%
U.S. Treasury** 20  19
AAA 14  14
AA 9  10
A 24  25
BBB 31  27
BB and Below 1  1
Reserves -3  1
Total 100% 100%
Sources: Credit ratings for the securities held in the fund are provided by Moody’s, Standard & Poor’s, and Fitch and are
converted to the Standard & Poor’s nomenclature. A rating of AAA represents the highest-rated securities, and a rating of D represents the lowest-rated securities. If the rating agencies differ, the highest rating is applied to the security. If a rating is not available, the security is classified as Not Rated. T. Rowe Price uses the rating of the underlying investment vehicle to determine the creditworthiness of credit default swaps. The fund is not rated by any agency. Securities that have not been rated by any rating agency totaled 0.05% of the portfolio at the end of the reporting period.
* U.S. government agency securities include GNMA securities and conventional pass-throughs, collateralized mortgage obligations, and project loans. U.S. government agency securities, unlike
Treasuries, are not issued directly by the U.S. government and are generally unrated but have credit support from the U.S. Treasury
(in the case of Freddie Mac and Fannie Mae issues) or a direct government guarantee (in the case of Ginnie Mae issues).
** U.S. Treasury securities are issued by the U.S. Treasury and are backed by the full faith and credit of the U.S. government. The ratings of U.S. Treasury securities are derived from the ratings on the U.S. government.

T. ROWE PRICE Limited-Term Bond Portfolio

Risks of Investing in Fixed Income Securities
The value of the fund’s investments may decrease, sometimes
rapidly or unexpectedly, due to factors affecting an issuer held by the fund, particular industries, or the overall securities markets. The prices of, and the income generated by, debt
instruments held by the fund may be affected by changes in
interest rates. The fund is subject to prepayment risks because the principal on mortgage-backed securities, other asset-
backed securities, or any debt instrument with an embedded
call option may be prepaid at any time, which could reduce the security’s yield and market value. An issuer of a debt
instrument could suffer an adverse change in financial
condition that results in a payment default (failure to make scheduled interest or principal payments), rating downgrade, or inability to meet a financial obligation.
BENCHMARK INFORMATION
Note: Bloomberg
®
and Bloomberg 1–3 Year U.S. Government/
Credit Bond Index are service marks of Bloomberg Finance
L.P. and its affiliates, including Bloomberg Index Services
Limited (“BISL”), the administrator of the index (collectively,
“Bloomberg”) and have been licensed for use for certain
purposes by T. Rowe Price. Bloomberg is not affiliated with
T. Rowe Price, and Bloomberg does not approve, endorse,
review, or recommend its products. Bloomberg does not
guarantee the timeliness, accurateness, or completeness of any data or information relating to its products.
Note: Copyright © 2023 Fitch Ratings, Inc., Fitch Ratings Ltd.
and its subsidiaries.
Note: Portions of the mutual fund information contained in
this report was supplied by Lipper, a Refinitiv Company,
subject to the following: Copyright 2023 © Refinitiv. All rights reserved. Any copying, republication or redistribution of
Lipper content is expressly prohibited without the prior
written consent of Lipper. Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.
Note: © 2023, Moody’s Corporation, Moody’s Investors
Service, Inc., Moody’s Analytics, Inc. and/or their licensors and affiliates (collectively, “Moody’s”). All rights reserved.
Moody’s ratings and other information (“Moody’s
Information”) are proprietary to Moody’s and/or its licensors and are protected by copyright and other intellectual property laws. Moody’s Information is licensed to Client by Moody’s.
MOODY’S INFORMATION MAY NOT BE COPIED OR
OTHERWISE REPRODUCED, REPACKAGED, FURTHER
TRANSMITTED, TRANSFERRED, DISSEMINATED,
REDISTRIBUTED OR RESOLD, OR STORED FOR
SUBSEQUENT USE FOR ANY SUCH PURPOSE, IN
WHOLE OR IN PART, IN ANY FORM OR MANNER OR BY
ANY MEANS WHATSOEVER, BY ANY PERSON
WITHOUT MOODY’S PRIOR WRITTEN CONSENT.
Moody's
®
is a registered trademark.
Note: Copyright © 2023, S&P Global Market Intelligence (and
its affiliates, as applicable). Reproduction of any information, data or material, including ratings ("Content") in any form is prohibited except with the prior written permission of the
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Providers") do not guarantee the accuracy, adequacy,
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not responsible for any errors or omissions (negligent or
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from the use of such Content. In no event shall Content
Providers be liable for any damages, costs, expenses, legal fees, or losses (including lost income or lost profit and opportunity costs) in connection with any use of the Content. A reference to a particular investment or security, a rating or any
observation concerning an investment that is part of the
Content is not a recommendation to buy, sell or hold such
investment or security, does not address the appropriateness of an investment or security and should not be relied on as
investment advice. Credit ratings are statements of opinions and are not statements of fact.

T. ROWE PRICE Limited-Term Bond Portfolio

GROWTH OF $10,000
This chart shows the value of a hypothetical $10,000 investment in the portfolio over the past 10 fiscal year periods or since inception
(for portfolios lacking 10-year records). The result is compared with benchmarks, which include a broad-based market index and may also include a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual portfolio averages and indexes.
LIMITED-TERM BOND PORTFOLIO
Note: Performance for the II Class shares will vary due to their differing fee structure. See the Average Annual Compound Total Return table.
AVERAGE ANNUAL COMPOUND TOTAL RETURN
FUND EXPENSE EXAMPLE
As a mutual fund shareholder, you may incur two types of costs: (1)
transaction costs, such as redemption fees or sales loads, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.
Shares of the fund are currently offered only through certain insurance companies as an investment medium for both variable annuity contracts and variable life insurance policies. Please note that the fund has two classes of shares: the original share class and II Class. II Class shares are sold through financial intermediaries, which are compensated for distribution, shareholder servicing, and/or certain administrative services under a Board-approved Rule 12b-1 plan.
Actual Expenses
The first line of the following table (Actual) provides information about actual account values and actual expenses. You may use the information on this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000
(for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number on the first line under the heading
“Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information on the second line of the table (Hypothetical) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses
(not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.
Periods Ended 12/31/22 1 Year 5 Years 10 Years
Limited-Term Bond Portfolio -4.52% 1.11% 0.91%
Limited-Term Bond Portfolio–II -4.78 0.86 0.66
The fund’s performance information represents only past performance and is not necessarily an indication of future results. Current performance may be lower or higher than the performance data cited. Share price, principal value, and return will vary, and you may have a gain or loss when you sell your shares. For the most recent month-end performance, please contact a T. Rowe Price representative at 1-800-469-6587 (financial advisors, or customers who have an advisor, should call 1-800-638-8790). Total returns do not include charges imposed by your insurance company’s separate account. If these had been included, performance would have been lower.
This table shows how the portfolio would have performed each year if its actual (or cumulative) returns for the periods shown had been earned at a constant rate. Average annual total return figures include changes in principal value, reinvested dividends, and capital gain distributions. When assessing performance, investors should consider both short- and long-
term returns.

T. ROWE PRICE Limited-Term Bond Portfolio

LIMITED-TERM BOND PORTFOLIO
Beginning
Account
Value
7/1/22
Ending
Account
Value
12/31/22
Expenses
Paid During
Period*
7/1/22 to
12/31/22
Limited-Term Bond Portfolio Class
Actual $1,000.00 $994.80 $2.51
Hypothetical
(assumes 5% return
before expenses)  1,000.00   1,022.68   2.55
Limited-Term Bond Portfolio–II Class
Actual   1,000.00   993.40   3.77
Hypothetical
(assumes 5% return
before expenses)  1,000.00   1,021.42   3.82
* Expenses are equal to the fund’s annualized expense ratio for the
6-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (184), and divided by the days in the year (365) to reflect the half-
year period. The annualized expense ratio of the
1
Limited-Term Bond
Portfolio Class was 0.50% and the
2
Limited-Term Bond Portfolio–II
Class was 0.75%.
FUND EXPENSE EXAMPLE (CONTINUED)

T. ROWE PRICE Limited-Term Bond Portfolio
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Limited-Term Bond Portfolio Class
.. Year ..
.. Ended .
12/31/22 12/31/21 12/31/20 12/31/19 12/31/18
NET ASSET VALUE
Beginning of period $ 4.91 $ 5.00 $ 4.87 $ 4.78 $ 4.82
Investment activities
Net investment income
(1)(2)
0.09 0.07 0.10 0.11 0.09
Net realized and unrealized gain/loss (0.31) (0.06) 0.13 0.10 (0.03)
Total from investment activities (0.22) 0.01 0.23 0.21 0.06
Distributions
Net investment income (0.09) (0.07) (0.10) (0.12) (0.10)
Net realized gain (0.01) (0.03) – – –
Total distributions (0.10) (0.10) (0.10) (0.12) (0.10)
NET ASSET VALUE
End of period $ 4.59 $ 4.91 $ 5.00 $ 4.87 $ 4.78
Ratios/Supplemental Data
Total return
(2)(3)
(4.52)% 0.13% 4.71% 4.35% 1.18%
Ratios to average net assets:
(2)
Gross expenses before waivers/payments by Price
Associates
(4)
0.70% 0.70% 0.70% 0.70% 0.60%
Net expenses after waivers/payments by Price
Associates 0.50% 0.50% 0.50% 0.50% 0.60%
Net investment income 1.93% 1.31% 2.04% 2.37% 1.93%
Portfolio turnover rate 86.3% 64.3% 70.4% 61.1% 52.6%
Net assets, end of period (in thousands) $ 161,043 $ 171,166 $ 139,173 $ 455,521 $ 434,175
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 6 for details of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.
(4)
See Note 6. Prior to 12/31/19, the gross expense ratios presented are net of a management fee waiver in effect during the period, as applicable.

T. ROWE PRICE Limited-Term Bond Portfolio
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Limited-Term Bond Portfolio-II Class
.. Year ..
.. Ended .
12/31/22 12/31/21 12/31/20 12/31/19 12/31/18
NET ASSET VALUE
Beginning of period $ 4.89 $ 4.98 $ 4.85 $ 4.76 $ 4.80
Investment activities
Net investment income
(1)(2)
0.08 0.05 0.08 0.10 0.08
Net realized and unrealized gain/loss (0.31) (0.06) 0.13 0.09 (0.04)
Total from investment activities (0.23) (0.01) 0.21 0.19 0.04
Distributions
Net investment income (0.08) (0.05) (0.08) (0.10) (0.08)
Net realized gain (0.01) (0.03) – – –
Total distributions (0.09) (0.08) (0.08) (0.10) (0.08)
NET ASSET VALUE
End of period $ 4.57 $ 4.89 $ 4.98 $ 4.85 $ 4.76
Ratios/Supplemental Data
Total return
(2)(3)
(4.78)% (0.13)% 4.46% 4.10% 0.93%
Ratios to average net assets:
(2)
Gross expenses before waivers/payments by Price
Associates
(4)
0.95% 0.95% 0.95% 0.95% 0.84%
Net expenses after waivers/payments by Price
Associates 0.75% 0.75% 0.75% 0.75% 0.84%
Net investment income 1.69% 1.06% 1.68% 2.11% 1.72%
Portfolio turnover rate 86.3% 64.3% 70.4% 61.1% 52.6%
Net assets, end of period (in thousands) $ 17,217 $ 18,786 $ 15,503 $ 16,613 $ 15,247
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 6 for details of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.
(4)
See Note 6. Prior to 12/31/19, the gross expense ratios presented are net of a management fee waiver in effect during the period, as applicable.

T. ROWE PRICE Limited-Term Bond Portfolio
December 31, 2022

Portfolio of
Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
ASSET-BACKED SECURITIES 13.6%
Car Loan 7.2%
AmeriCredit Automobile Receivables Trust
Series 2020-1, Class C
1.59%, 10/20/25  435 421
AmeriCredit Automobile Receivables Trust
Series 2020-1, Class D
1.80%, 12/18/25  415 392
AmeriCredit Automobile Receivables Trust
Series 2020-2, Class B
0.97%, 2/18/26  100 98
AmeriCredit Automobile Receivables Trust
Series 2020-3, Class C
1.06%, 8/18/26  115 108
AmeriCredit Automobile Receivables Trust
Series 2021-1, Class C
0.89%, 10/19/26  190 175
AmeriCredit Automobile Receivables Trust
Series 2021-1, Class D
1.21%, 12/18/26  115 103
AmeriCredit Automobile Receivables Trust
Series 2021-2, Class D
1.29%, 6/18/27  235 208
AmeriCredit Automobile Receivables Trust
Series 2022-1, Class D
3.23%, 2/18/28  420 384
Ari Fleet Lease Trust
Series 2020-A, Class B
2.06%, 11/15/28  (1) 475 473
Avis Budget Rental Car Funding AESOP
Series 2018-1A, Class D
5.25%, 9/20/24  (1) 315 312
Avis Budget Rental Car Funding AESOP
Series 2018-2A, Class C
4.95%, 3/20/25  (1) 260 253
Avis Budget Rental Car Funding AESOP
Series 2019-2A, Class A
3.35%, 9/22/25  (1) 475 459
Avis Budget Rental Car Funding AESOP
Series 2019-2A, Class B
3.55%, 9/22/25  (1) 415 395
Avis Budget Rental Car Funding AESOP
Series 2020-1A, Class A
2.33%, 8/20/26  (1) 340 315
CarMax Auto Owner Trust
Series 2020-4, Class D
1.75%, 4/15/27  145 132
Carvana Auto Receivables Trust
Series 2021-P4, Class B
1.98%, 2/10/28  190 163
Carvana Auto Receivables Trust
Series 2022-N1, Class C
3.32%, 12/11/28  (1) 135 130
Exeter Automobile Receivables Trust
Series 2021-3A, Class D
1.55%, 6/15/27  155 141
Exeter Automobile Receivables Trust
Series 2022-1A, Class D
3.02%, 6/15/28  340 307
Par/Shares $ Value
(Amounts in 000s)
Exeter Automobile Receivables Trust
Series 2022-2A, Class C
3.85%, 7/17/28  305 291
Exeter Automobile Receivables Trust
Series 2022-4A, Class D
5.98%, 12/15/28  140 133
Exeter Automobile Receivables Trust
Series 2022-5A, Class C
6.51%, 12/15/27  450 452
Ford Credit Auto Lease Trust
Series 2022-A, Class C
4.18%, 10/15/25  465 450
Ford Credit Auto Owner Trust
Series 2020-2, Class C
1.74%, 4/15/33  (1) 145 125
Ford Credit Floorplan Master Owner Trust
Series 2020-1, Class C
1.42%, 9/15/25  220 211
GM Financial Automobile Leasing Trust
Series 2022-3, Class C
5.13%, 8/20/26  615 601
GM Financial Consumer Automobile
Receivables Trust
Series 2020-2, Class A3
1.49%, 12/16/24  60 59
GM Financial Consumer Automobile
Receivables Trust
Series 2020-4, Class C
1.05%, 5/18/26  105 97
Hyundai Auto Receivables Trust
Series 2020-B, Class C
1.60%, 12/15/26  175 166
JPMorgan Chase Bank
Series 2021-2, Class D
1.138%, 12/26/28  (1) 108 102
Nissan Auto Receivables Owner Trust
Series 2020-A, Class A3
1.38%, 12/16/24  90 89
Santander Bank
Series 2021-1A, Class B
1.833%, 12/15/31  (1) 131 126
Santander Bank Auto Credit-Linked Notes
Series 2022-B, Class C
5.916%, 8/16/32  (1) 214 212
Santander Consumer Auto Receivables
Trust
Series 2020-BA, Class C
1.29%, 4/15/26  (1) 115 111
Santander Drive Auto Receivables Trust
Series 2020-4, Class C
1.01%, 1/15/26  116 115
Santander Drive Auto Receivables Trust
Series 2021-4, Class D
1.67%, 10/15/27  255 235
Santander Drive Auto Receivables Trust
Series 2022-1, Class C
2.56%, 4/17/28  415 396
Santander Drive Auto Receivables Trust
Series 2022-2, Class C
3.76%, 7/16/29  365 349

T. ROWE PRICE Limited-Term Bond Portfolio

Par/Shares $ Value
(Amounts in 000s)
Santander Drive Auto Receivables Trust
Series 2022-4, Class C
5.00%, 11/15/29  435 416
Santander Drive Auto Receivables Trust
Series 2022-5, Class C
4.74%, 10/16/28  330 319
Santander Drive Auto Receivables Trust
Series 2022-6, Class C
4.96%, 11/15/28  455 440
Santander Retail Auto Lease Trust
Series 2020-A, Class D
2.52%, 11/20/24  (1) 435 429
Santander Retail Auto Lease Trust
Series 2021-A, Class C
1.14%, 3/20/26  (1) 430 406
Santander Retail Auto Lease Trust
Series 2021-B, Class D
1.41%, 11/20/25  (1) 185 173
Santander Retail Auto Lease Trust
Series 2021-C, Class C
1.11%, 3/20/26  (1) 155 143
Santander Retail Auto Lease Trust
Series 2022-B, Class B
3.85%, 3/22/27  (1) 75 72
World Omni Auto Receivables Trust
Series 2019-C, Class C
2.40%, 6/15/26  460 450
World Omni Auto Receivables Trust
Series 2020-A, Class C
1.64%, 8/17/26  295 280
World Omni Auto Receivables Trust
Series 2022-A, Class C
2.55%, 9/15/28  155 145
World Omni Select Auto Trust
Series 2020-A, Class B
0.84%, 6/15/26  140 136
World Omni Select Auto Trust
Series 2020-A, Class C
1.25%, 10/15/26  160 151
12,849
Other Asset-Backed Securities 5.4%
Applebee's Funding
Series 2019-1A, Class A2I
4.194%, 6/5/49  (1) 520 511
Barings
Series 2013-IA, Class AR, CLO, FRN
3M USD LIBOR + 0.80%, 5.043%,
1/20/28  (1) 369 366
Blackbird Capital Aircraft Lease
Securitization
Series 2016-1A, Class AA, STEP
2.487%, 12/16/41  (1) 92 84
BRE Grand Islander Timeshare Issuer
Series 2019-A, Class A
3.28%, 9/26/33  (1) 106 100
Cedar Funding XIV
Series 2021-14A, Class A, CLO, FRN
3M USD LIBOR + 1.10%, 5.179%,
7/15/33  (1) 290 284
Par/Shares $ Value
(Amounts in 000s)
Dryden
Series 2020-86A, Class A1R, CLO, FRN
3M USD LIBOR + 1.10%, 5.179%,
7/17/34  (1) 250 242
Elara HGV Timeshare Issuer
Series 2016-A, Class A
2.73%, 4/25/28  (1) 163 162
Elara HGV Timeshare Issuer
Series 2017-A, Class A
2.69%, 3/25/30  (1) 54 52
Elara HGV Timeshare Issuer
Series 2019-A, Class A
2.61%, 1/25/34  (1) 262 243
FirstKey Homes Trust
Series 2020-SFR1, Class D
2.241%, 8/17/37  (1) 500 445
Hilton Grand Vacations Trust
Series 2017-AA, Class A
2.66%, 12/26/28  (1) 42 41
Hilton Grand Vacations Trust
Series 2017-AA, Class B
2.96%, 12/26/28  (1) 14 14
KKR
Series 29A, Class A, CLO, FRN
3M USD LIBOR + 1.20%, 5.279%,
1/15/32  (1) 250 246
Kubota Credit Owner Trust
Series 2020-1A, Class A3
1.96%, 3/15/24  (1) 61 61
Madison Park Funding XXIII
Series 2017-23A, Class AR, CLO, FRN
3M USD LIBOR + 0.97%, 5.328%,
7/27/31  (1) 285 281
Madison Park Funding XXXIII
Series 2019-33A, Class AR, CLO, FRN
3M TSFR + 1.29%, 5.154%, 10/15/32  (1) 485 478
Madison Park Funding XXXV
Series 2019-35A, Class A1R, CLO, FRN
3M USD LIBOR + 0.99%, 5.233%,
4/20/32  (1) 455 442
Madison Park Funding XXXVII
Series 2019-37A, Class AR, CLO, FRN
3M USD LIBOR + 1.07%, 5.149%,
7/15/33  (1) 465 454
Magnetite XXV
Series 2020-25A, Class A, CLO, FRN
3M USD LIBOR + 1.20%, 5.558%,
1/25/32  (1) 500 493
MVW
Series 2020-1A, Class B
2.73%, 10/20/37  (1) 112 103
MVW Owner Trust
Series 2017-1A, Class B
2.75%, 12/20/34  (1) 13 12
MVW Owner Trust
Series 2017-1A, Class C
2.99%, 12/20/34  (1) 21 20
Neuberger Berman Loan Advisers
Series 2017-26A, Class AR, CLO, FRN
3M USD LIBOR + 0.92%, 5.114%,
10/18/30  (1) 250 245

T. ROWE PRICE Limited-Term Bond Portfolio

Par/Shares $ Value
(Amounts in 000s)
Neuberger Berman Loan Advisers
Series 2017-26A, Class BR, CLO, FRN
3M USD LIBOR + 1.40%, 5.594%,
10/18/30  (1) 255 245
Neuberger Berman Loan Advisers
Series 2019-32A, Class AR, CLO, FRN
3M USD LIBOR + 0.99%, 5.217%,
1/20/32  (1) 400 391
Neuberger Berman XVII
Series 2014-17A, Class AR2, CLO, FRN
3M USD LIBOR + 1.03%, 5.355%,
4/22/29  (1) 451 445
OCP
Series 2017-13A, Class A1AR, CLO, FRN
3M USD LIBOR + 0.96%, 5.039%,
7/15/30  (1) 250 246
OCP
Series 2017-13A, Class A2R, CLO, FRN
3M USD LIBOR + 1.55%, 5.629%,
7/15/30  (1) 315 304
Octane Receivables Trust
Series 2021-2A, Class A
1.21%, 9/20/28  (1) 98 93
Octane Receivables Trust
Series 2022-1A, Class B
4.90%, 5/22/28  (1) 180 173
Octane Receivables Trust
Series 2022-2A, Class A
5.11%, 2/22/28  (1) 276 273
Palmer Square
Series 2020-3A, Class A1AR, CLO, FRN
3M USD LIBOR + 1.08%, 5.686%,
11/15/31  (1) 480 471
Progress Residential Trust
Series 2020-SFR2, Class A
2.078%, 6/17/37  (1) 395 363
Progress Residential Trust
Series 2022-SFR6, Class A
4.451%, 7/20/39  (1) 230 217
Sierra Timeshare Receivables Funding
Series 2019-1A, Class A
3.20%, 1/20/36  (1) 67 65
Symphony Static I
Series 2021-1A, Class B, CLO, FRN
3M USD LIBOR + 1.45%, 5.808%,
10/25/29  (1) 350 338
Symphony XXIII
Series 2020-23A, Class AR, CLO, FRN
3M USD LIBOR + 1.02%, 5.099%,
1/15/34  (1) 450 440
Symphony XXVI
Series 2021-26A, Class AR, CLO, FRN
3M USD LIBOR + 1.08%, 5.323%,
4/20/33  (1) 250 243
9,686
Student Loan 1.0%
Navient Private Education Refi Loan Trust
Series 2019-D, Class A2A
3.01%, 12/15/59  (1) 99 90
Par/Shares $ Value
(Amounts in 000s)
Navient Private Education Refi Loan Trust
Series 2019-GA, Class A
2.40%, 10/15/68  (1) 74 67
Navient Private Education Refi Loan Trust
Series 2020-DA, Class A
1.69%, 5/15/69  (1) 49 44
Navient Private Education Refi Loan Trust
Series 2020-FA, Class A
1.22%, 7/15/69  (1) 135 120
Navient Private Education Refi Loan Trust
Series 2020-GA, Class A
1.17%, 9/16/69  (1) 62 55
Navient Private Education Refi Loan Trust
Series 2021-BA, Class A
0.94%, 7/15/69  (1) 139 117
Navient Private Education Refi Loan Trust
Series 2021-EA, Class A
0.97%, 12/16/69  (1) 89 75
Navient Private Education Refi Loan Trust
Series 2022-A, Class A
2.23%, 7/15/70  (1) 391 339
Nelnet Student Loan Trust
Series 2005-4, Class A4, FRN
3M USD LIBOR + 0.18%, 4.933%, 3/22/32  300 292
Nelnet Student Loan Trust
Series 2020-1A, Class A, FRN
1M USD LIBOR + 0.74%, 5.129%,
3/26/68  (1) 151 147
Nelnet Student Loan Trust
Series 2021-CA, Class AFX
1.32%, 4/20/62  (1) 309 274
SMB Private Education Loan Trust
Series 2020-PTB, Class A2A
1.60%, 9/15/54  (1) 116 103
1,723
Total Asset-Backed Securities
(Cost $25,323) 24,258
CORPORATE BONDS 46.9%
FINANCIAL INSTITUTIONS 20.6%
Banking 13.1%
American Express, 2.25%, 3/4/25  445 420
Banco Bilbao Vizcaya Argentaria, 0.875%,
9/18/23  400 387
Banco Santander, 3.496%, 3/24/25  200 193
Banco Santander, VR, 0.701%, 6/30/24  (2) 400 389
Bank of America, VR, 0.81%, 10/24/24  (2) 135 129
Bank of America, VR, 0.976%, 4/22/25  (2) 255 238
Bank of America, VR, 1.734%, 7/22/27  (2) 190 167
Bank of America, VR, 1.843%, 2/4/25  (2) 215 206
Bank of America, VR, 3.384%, 4/2/26  (2) 265 253
Bank of America, VR, 3.841%, 4/25/25  (2) 190 186
Bank of Ireland Group, 4.50%, 11/25/23  (1) 870 857
Bank of Montreal, 3.70%, 6/7/25  350 339
Bank of Montreal, Series H, 4.25%, 9/14/24  390 385
Bank of New York Mellon, VR, 4.414%,
7/24/26  (2) 225 221

T. ROWE PRICE Limited-Term Bond Portfolio

Par/Shares $ Value
(Amounts in 000s)
Banque Federative du Credit Mutuel,
0.65%, 2/27/24  (1) 235 223
Banque Federative du Credit Mutuel,
0.998%, 2/4/25  (1) 280 256
Barclays, VR, 1.007%, 12/10/24  (2) 245 233
Barclays, VR, 4.338%, 5/16/24  (2) 200 199
Barclays, VR, 5.304%, 8/9/26  (2) 200 198
Barclays, VR, 7.325%, 11/2/26  (2) 205 212
BDO Unibank, 2.95%, 3/6/23  1,200 1,191
BPCE, 5.70%, 10/22/23  (1) 1,010 1,002
Capital One Financial, 3.90%, 1/29/24  145 143
Capital One Financial, VR, 2.636%,
3/3/26  (2) 265 248
Capital One Financial, VR, 4.985%,
7/24/26  (2) 205 201
Citigroup, VR, 0.981%, 5/1/25  (2) 200 187
Citigroup, VR, 3.106%, 4/8/26  (2) 240 227
Citigroup, VR, 4.14%, 5/24/25  (2) 255 250
Credicorp, 2.75%, 6/17/25  (1) 200 187
Credit Agricole, FRN, 3M USD LIBOR +
1.02%, 5.345%, 4/24/23  (1) 470 470
Credit Suisse, 1.00%, 5/5/23  635 622
Credit Suisse Group, VR, 6.373%,
7/15/26  (1)(2) 280 262
Danske Bank, 1.226%, 6/22/24  (1) 200 186
Danske Bank, 5.375%, 1/12/24  (1) 350 346
Danske Bank, VR, 3.773%, 3/28/25  (1)(2) 200 193
Discover Bank, 4.20%, 8/8/23  250 248
Fifth Third Bank, VR, 5.852%, 10/27/25  (2) 335 337
Goldman Sachs Group, 3.50%, 4/1/25  250 240
Goldman Sachs Group, VR, 0.673%,
3/8/24  (2) 280 277
Goldman Sachs Group, VR, 0.925%,
10/21/24  (2) 325 312
Goldman Sachs Group, VR, 1.757%,
1/24/25  (2) 265 254
Goldman Sachs Group, VR, 4.482%,
8/23/28  (2) 210 201
HSBC Holdings, 4.25%, 3/14/24  200 196
HSBC Holdings, VR, 1.162%, 11/22/24  (2) 200 190
HSBC Holdings, VR, 2.099%, 6/4/26  (2) 375 342
JPMorgan Chase, FRN, SOFR + 0.885%,
4.778%, 4/22/27  75 73
JPMorgan Chase, VR, 0.824%, 6/1/25  (2) 225 210
JPMorgan Chase, VR, 2.083%, 4/22/26  (2) 460 427
JPMorgan Chase, VR, 4.08%, 4/26/26  (2) 440 427
KeyCorp, VR, 3.878%, 5/23/25  (2) 105 102
Mitsubishi UFJ Financial Group, VR,
0.953%, 7/19/25  (2) 400 372
Mitsubishi UFJ Financial Group, VR,
5.063%, 9/12/25  (2) 220 219
Morgan Stanley, FRN, SOFR + 0.466%,
4.598%, 11/10/23  295 294
Morgan Stanley, VR, 0.529%, 1/25/24  (2) 125 124
Morgan Stanley, VR, 0.731%, 4/5/24  (2) 235 232
Morgan Stanley, VR, 1.164%, 10/21/25  (2) 195 179
Morgan Stanley, VR, 2.63%, 2/18/26  (2) 250 235
Morgan Stanley, VR, 3.62%, 4/17/25  (2) 220 214
Morgan Stanley, VR, 6.138%, 10/16/26  (2) 250 255
Par/Shares $ Value
(Amounts in 000s)
NatWest Markets, 2.375%, 5/21/23  (1) 465 459
PNC Financial Services Group, VR, 5.671%,
10/28/25  (2) 335 338
Santander Holdings USA, VR, 2.49%,
1/6/28  (2) 190 163
Standard Chartered, 3.95%, 1/11/23  (1) 400 399
Standard Chartered, VR, 1.822%,
11/23/25  (1)(2) 200 183
Svenska Handelsbanken, VR, 1.418%,
6/11/27  (1)(2) 250 219
Swedbank, 1.30%, 6/2/23  (1) 365 359
Synchrony Financial, 4.25%, 8/15/24  485 474
Toronto-Dominion Bank, 0.70%, 9/10/24  350 326
Toronto-Dominion Bank, 4.285%, 9/13/24  460 455
Truist Financial, FRN, SOFR + 0.40%,
4.679%, 6/9/25  165 161
U.S. Bancorp, VR, 4.548%, 7/22/28  (2) 355 346
U.S. Bancorp, VR, 5.727%, 10/21/26  (2) 145 148
UBS, 0.70%, 8/9/24  (1) 205 191
UBS Group, VR, 1.494%, 8/10/27  (1)(2) 200 172
UBS Group, VR, 4.488%, 5/12/26  (1)(2) 200 195
UBS Group, VR, 4.49%, 8/5/25  (1)(2) 235 231
Wells Fargo, VR, 1.654%, 6/2/24  (2) 215 212
Wells Fargo, VR, 2.188%, 4/30/26  (2) 205 191
Wells Fargo, VR, 3.526%, 3/24/28  (2) 170 158
Wells Fargo, VR, 3.908%, 4/25/26  (2) 280 271
Wells Fargo, VR, 4.54%, 8/15/26  (2) 275 269
23,286
Brokerage Asset Managers
Exchanges 0.4%
Charles Schwab, 2.45%, 3/3/27  495 452
LSEGA Financing, 0.65%, 4/6/24  (1) 320 301
753
Finance Companies 1.9%
AerCap Ireland Capital, 1.65%, 10/29/24  330 305
AerCap Ireland Capital, 4.125%, 7/3/23  205 204
AerCap Ireland Capital, 4.50%, 9/15/23  400 397
AerCap Ireland Capital, 4.875%, 1/16/24  300 297
Air Lease, 2.25%, 1/15/23  205 205
Avolon Holdings Funding, 2.125%,
2/21/26  (1) 200 172
Avolon Holdings Funding, 2.875%,
2/15/25  (1) 250 230
Avolon Holdings Funding, 3.95%, 7/1/24  (1) 75 72
Avolon Holdings Funding, 5.125%,
10/1/23  (1) 325 321
GATX, 3.25%, 9/15/26  342 317
GATX, 4.35%, 2/15/24  360 355
Park Aerospace Holdings, 4.50%,
3/15/23  (1) 35 35
SMBC Aviation Capital Finance, 3.55%,
4/15/24  (1) 235 227
SMBC Aviation Capital Finance, 4.125%,
7/15/23  (1) 200 198
3,335
Financial Other 0.2%
LeasePlan, 2.875%, 10/24/24  (1) 400 375
375

T. ROWE PRICE Limited-Term Bond Portfolio

Par/Shares $ Value
(Amounts in 000s)
Insurance 3.9%
American International Group, 2.50%,
6/30/25  220 207
Athene Global Funding, 1.716%, 1/7/25  (1) 435 401
Athene Global Funding, 2.514%, 3/8/24  (1) 535 513
Brighthouse Financial Global Funding,
0.60%, 6/28/23  (1) 545 531
Brighthouse Financial Global Funding,
1.00%, 4/12/24  (1) 200 188
CNO Global Funding, 1.65%, 1/6/25  (1) 240 222
CNO Global Funding, 1.75%, 10/7/26  (1) 355 314
Corebridge Financial, 3.50%, 4/4/25  (1) 205 197
Elevance Health, 5.35%, 10/15/25  85 86
Equitable Financial Life Global Funding,
0.80%, 8/12/24  (1) 255 237
Equitable Financial Life Global Funding,
1.10%, 11/12/24  (1) 360 333
Equitable Financial Life Global Funding,
1.40%, 7/7/25  (1) 35 32
First American Financial, 4.60%, 11/15/24  450 443
Health Care Service Corp A Mutual Legal
Reserve, 1.50%, 6/1/25  (1) 325 298
Humana, 0.65%, 8/3/23  135 131
Humana, 1.35%, 2/3/27  90 78
Humana, 3.85%, 10/1/24  180 176
Humana, 4.50%, 4/1/25  145 144
Humana, 5.75%, 3/1/28  85 87
Jackson Financial, 1.125%, 11/22/23  270 260
Jackson National Life Global Funding,
1.75%, 1/12/25  (1) 290 269
Metropolitan Life Global Funding I, 4.05%,
8/25/25  (1) 335 327
Northwestern Mutual Global Funding,
4.35%, 9/15/27  (1) 215 209
Principal Life Global Funding II, 0.75%,
4/12/24  (1) 165 156
Trinity Acquisition, 4.625%, 8/15/23  343 341
UnitedHealth Group, 3.70%, 5/15/27  280 271
UnitedHealth Group, 5.15%, 10/15/25  245 247
UnitedHealth Group, 5.25%, 2/15/28  175 179
Willis North America, 3.60%, 5/15/24  90 88
6,965
Real Estate Investment Trusts 1.1%
Essex Portfolio, 3.25%, 5/1/23  470 467
KRC Interim, 2.70%, 3/1/24  465 450
Public Storage, FRN, SOFR + 0.47%,
4.363%, 4/23/24  115 115
Realty Income, 3.875%, 7/15/24  450 441
WP Carey, 4.00%, 2/1/25  465 452
1,925
Total Financial Institutions 36,639
INDUSTRIAL 23.7%
Basic Industry 1.6%
ArcelorMittal, 3.60%, 7/16/24  100 97
Celanese U.S. Holdings, 5.90%, 7/5/24  440 440
Celanese U.S. Holdings, 6.05%, 3/15/25  545 544
Celulosa Arauco y Constitucion, 4.50%,
8/1/24  200 197
Cytec Industries, 3.50%, 4/1/23  235 235
Par/Shares $ Value
(Amounts in 000s)
Ecolab, 1.65%, 2/1/27  100 88
Ecolab, 5.25%, 1/15/28  290 296
LYB International Finance III, 1.25%,
10/1/25  177 158
Nucor, 2.00%, 6/1/25  80 74
Nucor, 3.95%, 5/23/25  125 122
POSCO, 4.375%, 8/4/25  450 436
Sherwin-Williams, 4.05%, 8/8/24  75 74
Sherwin-Williams, 4.25%, 8/8/25  110 108
Westlake, 0.875%, 8/15/24  45 42
2,911
Capital Goods 0.8%
Amcor Flexibles North America, 4.00%,
5/17/25  185 180
Amphenol, 2.05%, 3/1/25  220 207
Carrier Global, 2.242%, 2/15/25  64 60
Martin Marietta Materials, 0.65%, 7/15/23  195 190
Parker-Hannifin, 3.65%, 6/15/24  400 392
Republic Services, 2.50%, 8/15/24  220 211
Roper Technologies, 2.35%, 9/15/24  90 86
Roper Technologies, 3.65%, 9/15/23  75 74
1,400
Communications 4.8%
American Tower, 2.40%, 3/15/25  170 160
Charter Communications Operating,
4.908%, 7/23/25  955 937
Comcast, 5.25%, 11/7/25  105 106
Cox Communications, 2.95%, 6/30/23  (1) 615 606
Cox Communications, 3.15%, 8/15/24  (1) 450 434
Crown Castle, 1.05%, 7/15/26  255 221
Crown Castle, 2.90%, 3/15/27  220 200
Crown Castle, 3.15%, 7/15/23  345 341
KT, 4.00%, 8/8/25  (1) 450 438
NTT Finance, 0.373%, 3/3/23  (1) 275 273
NTT Finance, 4.142%, 7/26/24  (1) 200 197
NTT Finance, 4.239%, 7/25/25  (1)(3) 200 197
Rogers Communications, 3.20%,
3/15/27  (1) 310 286
SBA Tower Trust, 1.631%, 11/15/26  (1) 115 98
SBA Tower Trust, 1.884%, 1/15/26  (1) 85 76
SBA Tower Trust, 2.836%, 1/15/25  (1) 325 306
SBA Tower Trust, 6.599%, 1/15/28  (1) 155 155
SBA Tower Trust, Series 2014-2A, Class C,
3.869%, 10/15/49  (1) 110 106
SES, 3.60%, 4/4/23  (1) 455 451
Sky, 3.75%, 9/16/24  (1) 975 951
T-Mobile USA, 2.25%, 2/15/26  195 178
T-Mobile USA, 3.50%, 4/15/25  265 255
Take-Two Interactive Software, 3.30%,
3/28/24  220 215
Take-Two Interactive Software, 3.55%,
4/14/25  75 72
Verizon Communications, 1.45%, 3/20/26  270 242
Verizon Communications, 2.625%, 8/15/26  395 364
Warnermedia Holdings, 3.755%,
3/15/27  (1) 700 631
8,496
Consumer Cyclical 3.8%
7-Eleven, 0.625%, 2/10/23  (1) 85 84

T. ROWE PRICE Limited-Term Bond Portfolio

Par/Shares $ Value
(Amounts in 000s)
7-Eleven, 0.80%, 2/10/24  (1) 135 128
Aptiv, 2.396%, 2/18/25  205 193
AutoZone, 3.625%, 4/15/25  120 116
Daimler Trucks Finance North America,
1.625%, 12/13/24  (1) 260 242
General Motors, 4.875%, 10/2/23  180 180
General Motors Financial, 2.90%, 2/26/25  485 459
Genuine Parts, 1.75%, 2/1/25  105 98
Hyatt Hotels, 1.30%, 10/1/23  140 135
Hyundai Capital America, 0.80%, 1/8/24  (1) 160 153
Hyundai Capital America, 0.875%,
6/14/24  (1) 80 75
Hyundai Capital America, 1.00%,
9/17/24  (1)(3) 110 102
Hyundai Capital America, 2.375%,
2/10/23  (1) 470 468
Hyundai Capital Services, 2.125%,
4/24/25  (1) 200 183
Lowe's, 3.35%, 4/1/27  80 75
Lowe's, 4.40%, 9/8/25  305 300
Marriott International, 3.125%, 2/15/23  80 80
Marriott International, 3.60%, 4/15/24  425 417
Mercedes-Benz Finance North America,
1.75%, 3/10/23  (1) 435 432
Nissan Motor, 3.043%, 9/15/23  (1) 665 652
Nordstrom, 2.30%, 4/8/24  (3) 35 33
QVC, 4.85%, 4/1/24  360 335
Ross Stores, 0.875%, 4/15/26  155 136
Ross Stores, 4.60%, 4/15/25  670 666
Stellantis Finance U.S., 1.711%, 1/29/27  (1) 200 172
Toyota Motor Credit, 3.95%, 6/30/25  415 407
Volkswagen Group of America Finance,
3.125%, 5/12/23  (1) 200 198
Volkswagen Group of America Finance,
3.95%, 6/6/25  (1) 200 194
6,713
Consumer Non-Cyclical 5.4%
AbbVie, 2.60%, 11/21/24  715 684
AbbVie, 2.95%, 11/21/26  510 474
AbbVie, 3.20%, 5/14/26  45 43
AmerisourceBergen, 3.40%, 5/15/24  455 445
Anheuser-Busch, 3.65%, 2/1/26  120 115
Astrazeneca Finance, 1.20%, 5/28/26  320 285
BAT International Finance, 1.668%, 3/25/26  225 199
BAT International Finance, 4.448%, 3/16/28  460 425
Baxter International, 0.868%, 12/1/23  350 337
Bayer U.S. Finance II, 3.875%, 12/15/23  (1) 250 246
Becton Dickinson & Company, 3.363%,
6/6/24  336 328
Becton Dickinson & Company, 3.734%,
12/15/24  78 76
Brunswick, 0.85%, 8/18/24  290 267
Cardinal Health, 3.079%, 6/15/24  180 174
Cardinal Health, 3.20%, 3/15/23  185 184
Cardinal Health, 3.50%, 11/15/24  215 209
Coca-Cola Europacific Partners, 0.80%,
5/3/24  (1) 680 638
Constellation Brands, 3.60%, 5/9/24  225 221
CSL Finance, 3.85%, 4/27/27  (1) 90 87
Par/Shares $ Value
(Amounts in 000s)
CVS Health, 2.875%, 6/1/26  115 107
CVS Health, 3.00%, 8/15/26  105 98
Diageo Capital, 5.20%, 10/24/25  200 203
HCA, 3.125%, 3/15/27  (1) 260 237
Imperial Brands Finance, 3.125%,
7/26/24  (1) 480 459
Imperial Brands Finance, 4.25%,
7/21/25  (1) 200 190
JDE Peet's, 0.80%, 9/24/24  (1) 150 136
Mondelez International, 2.625%, 3/17/27  190 172
Mondelez International Holdings
Netherlands, 4.25%, 9/15/25  (1) 200 197
PeaceHealth Obligated Group, Series 2020,
1.375%, 11/15/25  50 45
PerkinElmer, 0.85%, 9/15/24  715 664
Perrigo Finance Unlimited, 3.90%, 12/15/24  675 636
Philip Morris International, 5.00%, 11/17/25  140 141
Philip Morris International, 5.125%,
11/15/24  270 270
Royalty Pharma, 0.75%, 9/2/23  215 208
Shire Acquisitions Investments Ireland,
2.875%, 9/23/23  168 165
Viatris, 1.65%, 6/22/25  140 127
Zoetis, 5.40%, 11/14/25  215 219
9,711
Energy 3.1%
Aker BP, 3.00%, 1/15/25  (1) 360 341
Canadian Natural Resources, 2.05%,
7/15/25  335 312
Cheniere Corpus Christi Holdings, 5.875%,
3/31/25  375 377
Cheniere Corpus Christi Holdings, 7.00%,
6/30/24  465 471
Devon Energy, 8.25%, 8/1/23  130 132
Enbridge, 2.15%, 2/16/24  315 305
Enbridge, 2.50%, 1/15/25  265 250
Enbridge, 2.50%, 2/14/25  150 142
Energy Transfer, 2.90%, 5/15/25  65 61
Energy Transfer, 3.45%, 1/15/23  30 30
Energy Transfer, 4.25%, 3/15/23  440 439
Energy Transfer, 4.25%, 4/1/24  15 15
Energy Transfer, 4.90%, 2/1/24  175 174
Energy Transfer, 5.875%, 1/15/24  610 612
Energy Transfer, Series 5Y, 4.20%, 9/15/23  85 84
Eni, Series X-R, 4.00%, 9/12/23  (1) 470 466
Gray Oak Pipeline, 2.00%, 9/15/23  (1) 50 49
Gray Oak Pipeline, 2.60%, 10/15/25  (1) 105 95
Pioneer Natural Resources, 0.55%, 5/15/23  140 138
Plains All American Pipeline, 2.85%,
1/31/23  305 304
Sabine Pass Liquefaction, 5.625%, 3/1/25  255 255
Sabine Pass Liquefaction, 5.75%, 5/15/24  300 300
Schlumberger Finance Canada, 1.40%,
9/17/25  80 73
Williams, 4.30%, 3/4/24  75 74
5,499

T. ROWE PRICE Limited-Term Bond Portfolio

Par/Shares $ Value
(Amounts in 000s)
Industrial Other 0.5%
CK Hutchison International II, 2.75%,
3/29/23  950 944
944
Technology 2.3%
Analog Devices, FRN, SOFR + 0.25%,
4.573%, 10/1/24  70 69
CDW, 5.50%, 12/1/24  75 74
Fidelity National Information Services,
0.375%, 3/1/23  275 273
Fidelity National Information Services,
0.60%, 3/1/24  130 123
Fidelity National Information Services,
4.50%, 7/15/25  135 133
Fortinet, 1.00%, 3/15/26  160 140
Marvell Technology, 4.20%, 6/22/23  255 253
Microchip Technology, 0.972%, 2/15/24  300 285
Microchip Technology, 0.983%, 9/1/24  220 204
Microchip Technology, 2.67%, 9/1/23  250 246
NXP, 2.70%, 5/1/25  205 193
NXP, 3.875%, 6/18/26  140 133
NXP, 4.40%, 6/1/27  35 34
NXP, 4.875%, 3/1/24  250 248
Oracle, 5.80%, 11/10/25  140 143
Qorvo, 1.75%, 12/15/24  (1) 125 115
RELX Capital, 3.50%, 3/16/23  160 159
S&P Global, 2.45%, 3/1/27  (1) 510 465
Skyworks Solutions, 0.90%, 6/1/23  70 69
VMware, 0.60%, 8/15/23  165 161
Western Union, 2.85%, 1/10/25  525 498
Workday, 3.50%, 4/1/27  120 112
4,130
Transportation 1.4%
American Airlines PTT, Series 2017-2, Class
B, 3.70%, 10/15/25  302 268
Canadian Pacific Railway, 1.35%, 12/2/24  315 294
Canadian Pacific Railway, 1.75%, 12/2/26  135 120
HPHT Finance, 2.875%, 11/5/24  600 571
Penske Truck Leasing, 2.70%, 3/14/23  (1) 321 319
Penske Truck Leasing, 3.45%, 7/1/24  (1) 172 166
Penske Truck Leasing, 4.25%, 1/17/23  (1) 70 70
Sydney Airport Finance, 3.90%, 3/22/23  (1) 250 249
Triton Container International, 0.80%,
8/1/23  (1) 325 314
United Airlines PTT, Series 2019-2, Class B,
3.50%, 5/1/28  186 157
2,528
Total Industrial 42,332
UTILITY 2.6%
Electric 2.1%
AES, 3.30%, 7/15/25  (1) 190 179
Alexander Funding Trust, 1.841%,
11/15/23  (1) 225 214
DTE Energy, STEP, 4.22%, 11/1/24  240 235
Edison International, 2.95%, 3/15/23  110 110
Enel Finance International, 1.375%,
7/12/26  (1) 265 228
Par/Shares $ Value
(Amounts in 000s)
Enel Finance International, 2.65%,
9/10/24  (1) 405 387
Enel Finance International, 6.80%,
10/14/25  (1) 200 206
NextEra Energy Capital Holdings, 1.875%,
1/15/27  310 274
NextEra Energy Capital Holdings, 4.45%,
6/20/25  230 227
NRG Energy, 3.75%, 6/15/24  (1) 155 149
Pacific Gas & Electric, 3.50%, 6/15/25  220 207
Vistra Operations, 3.55%, 7/15/24  (1) 1,150 1,104
Vistra Operations, 5.125%, 5/13/25  (1) 285 279
3,799
Natural Gas 0.5%
APT Pipelines, 4.20%, 3/23/25  (1) 535 516
Sempra Energy, 3.30%, 4/1/25  175 168
Southern California Gas, 2.95%, 4/15/27  185 171
855
Total Utility 4,654
Total Corporate Bonds
(Cost $87,262) 83,625
FOREIGN GOVERNMENT OBLIGATIONS &
MUNICIPALITIES 0.6%
Owned No Guarantee 0.6%
DAE Funding, 1.55%, 8/1/24  (1) 200 186
Korea Hydro & Nuclear Power, 4.25%,
7/27/27  (1) 490 472
NBN, 1.45%, 5/5/26  (1) 405 356
Total Foreign Government Obligations &
Municipalities
(Cost $1,091) 1,014
MUNICIPAL SECURITIES 0.2%
California 0.1%
Golden State Tobacco Securitization,
Series A-1, 1.711%, 6/1/24  200 190
190
New York 0.1%
Long Island Power Auth., Series C, 0.764%,
3/1/23  85 85
85
Total Municipal Securities
(Cost $285) 275
NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES 14.9%
Collateralized Mortgage
Obligations 7.6%
Angel Oak Mortgage Trust
Series 2020-3, Class A3, CMO, ARM
2.872%, 4/25/65  (1) 28 25
Angel Oak Mortgage Trust
Series 2020-5, Class A2, CMO, ARM
1.579%, 5/25/65  (1) 39 35

T. ROWE PRICE Limited-Term Bond Portfolio

Par/Shares $ Value
(Amounts in 000s)
Angel Oak Mortgage Trust
Series 2021-1, Class A1, CMO, ARM
0.909%, 1/25/66  (1) 139 113
Angel Oak Mortgage Trust
Series 2021-1, Class A2, CMO, ARM
1.115%, 1/25/66  (1) 40 32
Angel Oak Mortgage Trust
Series 2021-2, Class A1, CMO, ARM
0.985%, 4/25/66  (1) 110 90
Angel Oak Mortgage Trust
Series 2021-3, Class A1, CMO, ARM
1.068%, 5/25/66  (1) 93 76
Angel Oak Mortgage Trust
Series 2021-6, Class A2, CMO, ARM
1.581%, 9/25/66  (1) 112 87
Angel Oak Mortgage Trust
Series 2021-6, Class A3, CMO, ARM
1.714%, 9/25/66  (1) 104 80
Barclays Mortgage Loan Trust
Series 2021-NQM1, Class A1, CMO, ARM
1.747%, 9/25/51  (1) 261 222
Bayview MSR Opportunity Master Fund
Trust
Series 2021-2, Class A5, CMO, ARM
2.50%, 6/25/51  (1) 202 174
Bayview MSR Opportunity Master Fund
Trust
Series 2021-5, Class A5, CMO, ARM
2.50%, 11/25/51  (1) 153 132
BINOM Securitization Trust
Series 2021-INV1, Class A2, CMO, ARM
2.37%, 6/25/56  (1) 287 250
BINOM Securitization Trust
Series 2021-INV1, Class A3, CMO, ARM
2.625%, 6/25/56  (1) 91 79
BRAVO Residential Funding Trust
Series 2021-NQM3, Class A1, CMO, ARM
1.699%, 4/25/60  (1) 142 127
CIM Trust
Series 2020-INV1, Class A2, CMO, ARM
2.50%, 4/25/50  (1) 81 67
CIM Trust
Series 2021-INV1, Class A8, CMO, ARM
2.50%, 7/1/51  (1) 99 85
Citigroup Mortgage Loan Trust
Series 2020-EXP2, Class A3, CMO, ARM
2.50%, 8/25/50  (1) 61 49
COLT Mortgage Loan Trust
Series 2021-1, Class A2, CMO, ARM
1.167%, 6/25/66  (1) 109 86
COLT Mortgage Loan Trust
Series 2021-3, Class A3, CMO, ARM
1.419%, 9/27/66  (1) 95 74
COLT Mortgage Loan Trust
Series 2021-6, Class A1, CMO, ARM
1.907%, 12/25/66  (1) 138 117
Connecticut Avenue Securities
Series 2017-C05, Class 1ED3, CMO, ARM
1M USD LIBOR + 1.20%, 5.589%, 1/25/30  16 16
Par/Shares $ Value
(Amounts in 000s)
Connecticut Avenue Securities Trust
Series 2022-R01, Class 1M1, CMO, ARM
SOFR30A + 1.00%, 4.928%, 12/25/41  (1) 263 260
Connecticut Avenue Securities Trust
Series 2022-R03, Class 1M1, CMO, ARM
SOFR30A + 2.10%, 6.028%, 3/25/42  (1) 212 211
Connecticut Avenue Securities Trust
Series 2022-R04, Class 1M1, CMO, ARM
SOFR30A + 2.00%, 5.928%, 3/25/42  (1) 136 136
Connecticut Avenue Securities Trust
Series 2022-R06, Class 1M1, CMO, ARM
SOFR30A + 2.75%, 6.678%, 5/25/42  (1) 233 236
Connecticut Avenue Securities Trust
Series 2022-R07, Class 1M1, CMO, ARM
SOFR30A + 2.95%, 6.894%, 6/25/42  (1) 243 245
Connecticut Avenue Securities Trust
Series 2022-R08, Class 1M1, CMO, ARM
SOFR30A + 2.55%, 6.478%, 7/25/42  (1) 97 98
Deephaven Residential Mortgage Trust
Series 2021-1, Class A2, CMO, ARM
0.973%, 5/25/65  (1) 32 28
Deephaven Residential Mortgage Trust
Series 2021-2, Class A1, CMO, ARM
0.899%, 4/25/66  (1) 57 48
Deephaven Residential Mortgage Trust
Series 2021-2, Class A3, CMO, ARM
1.26%, 4/25/66  (1) 57 46
Eagle
Series 2021-2, Class M1A, CMO, ARM
SOFR30A + 1.55%, 5.478%, 4/25/34  (1) 142 141
Ellington Financial Mortgage Trust
Series 2019-2, Class A3, CMO, ARM
3.046%, 11/25/59  (1) 22 21
Ellington Financial Mortgage Trust
Series 2021-1, Class A1, CMO, ARM
0.797%, 2/25/66  (1) 37 30
Ellington Financial Mortgage Trust
Series 2021-1, Class A3, CMO, ARM
1.106%, 2/25/66  (1) 37 29
Ellington Financial Mortgage Trust
Series 2021-2, Class A1, CMO, ARM
0.931%, 6/25/66  (1) 231 178
Ellington Financial Mortgage Trust
Series 2021-2, Class A3, CMO, ARM
1.291%, 6/25/66  (1) 67 51
Ellington Financial Mortgage Trust
Series 2021-3, Class A1, CMO, ARM
1.241%, 9/25/66  (1) 98 78
Flagstar Mortgage Trust
Series 2020-1INV, Class A11, CMO, ARM
1M USD LIBOR + 0.85%, 4.866%,
3/25/50  (1) 146 134
Flagstar Mortgage Trust
Series 2021-5INV, Class A5, CMO, ARM
2.50%, 7/25/51  (1) 203 174
Freddie Mac Whole Loan Securities Trust
Series 2017-SC01, Class M1, CMO, ARM
3.647%, 12/25/46  (1) 67 64
Freddie Mac Whole Loan Securities Trust
Series 2017-SC02, Class M1, CMO, ARM
3.857%, 5/25/47  (1) 34 33

T. ROWE PRICE Limited-Term Bond Portfolio

Par/Shares $ Value
(Amounts in 000s)
Galton Funding Mortgage Trust
Series 2018-1, Class A33, CMO, ARM
3.50%, 11/25/57  (1) 49 44
Galton Funding Mortgage Trust
Series 2019-1, Class A21, CMO, ARM
4.50%, 2/25/59  (1) 15 15
Galton Funding Mortgage Trust
Series 2019-1, Class A32, CMO, ARM
4.00%, 2/25/59  (1) 23 22
Galton Funding Mortgage Trust
Series 2019-H1, Class M1, CMO, ARM
3.339%, 10/25/59  (1) 230 204
Galton Funding Mortgage Trust
Series 2020-H1, Class M1, CMO, ARM
2.832%, 1/25/60  (1) 380 275
GS Mortgage-Backed Securities Trust
Series 2014-EB1A, Class 2A1, CMO, ARM
2.495%, 7/25/44  (1) 5 4
GS Mortgage-Backed Securities Trust
Series 2021-GR2, Class A6, CMO, ARM
2.50%, 2/25/52  (1) 221 189
GS Mortgage-Backed Securities Trust
Series 2021-HP1, Class A6, CMO, ARM
2.50%, 1/25/52  (1) 133 114
GS Mortgage-Backed Securities Trust
Series 2021-PJ5, Class A8, CMO, ARM
2.50%, 10/25/51  (1) 289 247
GS Mortgage-Backed Securities Trust
Series 2022-GR1, Class A5, CMO, ARM
2.50%, 6/25/52  (1) 451 385
Hundred Acre Wood Trust
Series 2021-INV1, Class A9, CMO, ARM
2.50%, 7/25/51  (1) 194 168
Imperial Fund Mortgage Trust
Series 2021-NQM2, Class A3, CMO, ARM
1.516%, 9/25/56  (1) 113 85
Imperial Fund Mortgage Trust
Series 2022-NQM4, Class A1, CMO, STEP
4.767%, 6/25/67  (1) 368 349
JPMorgan Mortgage Trust
Series 2020-INV1, Class A15, CMO, ARM
3.50%, 8/25/50  (1) 105 89
Mello Mortgage Capital Acceptance
Series 2021-INV3, Class A4, CMO, ARM
2.50%, 10/25/51  (1) 174 149
MFA Trust
Series 2021-INV1, Class A1, CMO, ARM
0.852%, 1/25/56  (1) 61 54
MFA Trust
Series 2021-NQM2, Class A2, CMO, ARM
1.317%, 11/25/64  (1) 57 45
New Residential Mortgage Loan Trust
Series 2021-INV1, Class A6, CMO, ARM
2.50%, 6/25/51  (1) 134 114
New Residential Mortgage Loan Trust
Series 2021-INV2, Class A7, CMO, ARM
2.50%, 9/25/51  (1) 395 338
NLT Trust
Series 2021-INV2, Class A3, CMO, ARM
1.52%, 8/25/56  (1) 103 80
Par/Shares $ Value
(Amounts in 000s)
OBX Trust
Series 2019-EXP2, Class 2A2, CMO, ARM
1M USD LIBOR + 1.20%, 4.687%,
6/25/59  (1) 24 23
OBX Trust
Series 2020-EXP1, Class 2A2, CMO, ARM
1M USD LIBOR + 0.95%, 5.339%,
2/25/60  (1) 37 34
OBX Trust
Series 2020-EXP2, Class A8, CMO, ARM
3.00%, 5/25/60  (1) 105 89
OBX Trust
Series 2020-EXP2, Class A9, CMO, ARM
3.00%, 5/25/60  (1) 28 23
OBX Trust
Series 2020-INV1, Class A5, CMO, ARM
3.50%, 12/25/49  (1) 62 55
OBX Trust
Series 2021-J1, Class A4, CMO, ARM
2.50%, 5/25/51  (1) 210 180
OBX Trust
Series 2021-NQM1, Class A1, CMO, ARM
1.072%, 2/25/66  (1) 135 105
OBX Trust
Series 2021-NQM3, Class A1, CMO, ARM
1.054%, 7/25/61  (1) 101 76
Oceanview Mortgage Trust
Series 2022-1, Class A5, CMO, ARM
2.50%, 12/25/51  (1) 209 179
PSMC Trust
Series 2021-1, Class A11, CMO, ARM
2.50%, 3/25/51  (1) 316 272
Sequoia Mortgage Trust
Series 2018-CH2, Class A21, CMO, ARM
4.00%, 6/25/48  (1) 30 28
Sequoia Mortgage Trust
Series 2018-CH3, Class A19, CMO, ARM
4.50%, 8/25/48  (1) 5 5
Sequoia Mortgage Trust
Series 2018-CH4, Class A2, CMO, ARM
4.00%, 10/25/48  (1) 4 4
SG Residential Mortgage Trust
Series 2020-2, Class A1, CMO, ARM
1.381%, 5/25/65  (1) 46 39
SG Residential Mortgage Trust
Series 2022-1, Class A1, CMO, ARM
3.166%, 3/27/62  (1) 137 122
Starwood Mortgage Residential Trust
Series 2019-INV1, Class A3, CMO, ARM
2.916%, 9/27/49  (1) 236 222
Starwood Mortgage Residential Trust
Series 2021-2, Class A1, CMO, ARM
0.943%, 5/25/65  (1) 109 101
Starwood Mortgage Residential Trust
Series 2021-4, Class A1, CMO, ARM
1.162%, 8/25/56  (1) 284 228
Structured Agency Credit Risk Debt Notes
Series 2021-DNA2, Class M1, CMO, ARM
SOFR30A + 0.80%, 4.728%, 8/25/33  (1) 16 16

T. ROWE PRICE Limited-Term Bond Portfolio

Par/Shares $ Value
(Amounts in 000s)
Structured Agency Credit Risk Debt Notes
Series 2021-DNA5, Class M2, CMO, ARM
SOFR30A + 1.65%, 5.578%, 1/25/34  (1) 89 88
Structured Agency Credit Risk Debt Notes
Series 2021-DNA7, Class M2, CMO, ARM
SOFR30A + 1.80%, 5.728%, 11/25/41  (1) 90 85
Structured Agency Credit Risk Debt Notes
Series 2021-HQA1, Class M1, CMO, ARM
SOFR30A + 0.70%, 4.628%, 8/25/33  (1) 4 4
Structured Agency Credit Risk Debt Notes
Series 2022-DNA1, Class M1A, CMO, ARM
SOFR30A + 1.00%, 4.928%, 1/25/42  (1) 173 168
Structured Agency Credit Risk Debt Notes
Series 2022-DNA3, Class M1A, CMO, ARM
SOFR30A + 2.00%, 5.928%, 4/25/42  (1) 272 270
Structured Agency Credit Risk Debt Notes
Series 2022-DNA4, Class M1A, CMO, ARM
SOFR30A + 2.20%, 6.128%, 5/25/42  (1) 315 314
Structured Agency Credit Risk Debt Notes
Series 2022-DNA5, Class M1A, CMO, ARM
SOFR30A + 2.95%, 6.878%, 6/25/42  (1) 297 301
Structured Agency Credit Risk Debt Notes
Series 2022-DNA6, Class M1A, CMO, ARM
SOFR30A + 2.15%, 6.078%, 9/25/42  (1) 98 98
Structured Agency Credit Risk Debt Notes
Series 2022-HQA1, Class M1A, CMO, ARM
SOFR30A + 2.10%, 6.028%, 3/25/42  (1) 334 329
Structured Agency Credit Risk Debt Notes
Series 2022-HQA3, Class M1A, CMO, ARM
SOFR30A + 2.30%, 6.228%, 8/25/42  (1) 144 143
Toorak Mortgage
Series 2021-INV1, Class A2, CMO, ARM
1.409%, 7/25/56  (1) 67 56
Towd Point Mortgage Trust
Series 2022-4, Class A1, CMO
3.75%, 9/25/62  (1) 439 410
UWM Mortgage Trust
Series 2021-INV2, Class A4, CMO, ARM
2.50%, 9/25/51  (1) 69 60
UWM Mortgage Trust
Series 2021-INV5, Class A4, CMO, ARM
2.50%, 1/25/52  (1) 428 366
Verus Securitization Trust
Series 2019-4, Class A3, CMO, STEP
3.00%, 11/25/59  (1) 202 191
Verus Securitization Trust
Series 2019-INV3, Class A3, CMO, ARM
3.10%, 11/25/59  (1) 200 188
Verus Securitization Trust
Series 2020-1, Class A3, CMO, STEP
2.724%, 1/25/60  (1) 259 243
Verus Securitization Trust
Series 2020-5, Class A3, CMO, STEP
1.733%, 5/25/65  (1) 34 31
Verus Securitization Trust
Series 2021-1, Class A1, CMO, ARM
0.815%, 1/25/66  (1) 43 36
Verus Securitization Trust
Series 2021-1, Class A2, CMO, ARM
1.052%, 1/25/66  (1) 57 47
Par/Shares $ Value
(Amounts in 000s)
Verus Securitization Trust
Series 2021-1, Class A3, CMO, ARM
1.155%, 1/25/66  (1) 41 33
Verus Securitization Trust
Series 2021-2, Class A1, CMO, ARM
1.031%, 2/25/66  (1) 76 63
Verus Securitization Trust
Series 2021-5, Class A3, CMO, ARM
1.373%, 9/25/66  (1) 99 75
Verus Securitization Trust
Series 2021-7, Class A1, CMO, ARM
1.829%, 10/25/66  (1) 364 305
Verus Securitization Trust
Series 2021-R1, Class A2, CMO, ARM
1.057%, 10/25/63  (1) 27 24
Verus Securitization Trust
Series 2021-R2, Class A1, CMO, ARM
0.918%, 2/25/64  (1) 79 72
Verus Securitization Trust
Series 2022-1, Class A3, CMO, ARM
3.288%, 1/25/67  (1) 314 255
Wells Fargo Mortgage Backed Securities
Trust
Series 2021-RR1, Class A3, CMO, ARM
2.50%, 12/25/50  (1) 250 217
13,500
Commercial Mortgage-Backed
Securities 6.9%
Arbor Realty Commercial Real Estate Notes
Series 2021-FL3, Class A, ARM
1M USD LIBOR + 1.07%, 5.388%,
8/15/34  (1) 270 258
Arbor Realty Commercial Real Estate Notes
Series 2021-FL4, Class A, ARM
1M USD LIBOR + 1.35%, 5.668%,
11/15/36  (1) 200 193
BAMLL Commercial Mortgage Securities
Trust
Series 2021-JACX, Class C, ARM
1M USD LIBOR + 2.00%, 6.318%,
9/15/38  (1) 190 173
BCP Trust
Series 2021-330N, Class A, ARM
1M USD LIBOR + 0.799%, 5.117%,
6/15/38  (1) 120 112
BDS
Series 2021-FL10, Class A, ARM
1M USD LIBOR + 1.35%, 5.689%,
12/16/36  (1) 185 179
BFLD
Series 2019-DPLO, Class B, ARM
1M USD LIBOR + 1.34%, 5.658%,
10/15/34  (1) 510 496
BIG Commercial Mortgage Trust
Series 2022-BIG, Class C, ARM
1M USD LIBOR + 2.34%, 6.676%,
2/15/39  (1) 105 98
BPR Trust
Series 2021-TY, Class B, ARM
1M USD LIBOR + 1.15%, 5.468%,
9/15/38  (1) 200 187

T. ROWE PRICE Limited-Term Bond Portfolio

Par/Shares $ Value
(Amounts in 000s)
BSPRT Issuer
Series 2022-FL8, Class A, ARM
SOFR30A + 1.50%, 5.307%, 2/15/37  (1) 380 367
BSREP Commercial Mortgage Trust
Series 2021-DC, Class D, ARM
1M USD LIBOR + 1.90%, 6.218%,
8/15/38  (1) 175 151
BX Commercial Mortgage Trust
Series 2019-XL, Class A, ARM
1M USD LIBOR + 1.034%, 5.37%,
10/15/36  (1) 102 100
BX Commercial Mortgage Trust
Series 2021-CIP, Class A, ARM
1M USD LIBOR + 0.921%, 5.239%,
12/15/38  (1) 240 232
BX Commercial Mortgage Trust
Series 2021-SOAR, Class D, ARM
1M USD LIBOR + 1.40%, 5.718%,
6/15/38  (1) 144 136
BX Commercial Mortgage Trust
Series 2022-AHP, Class A, ARM
1M USD LIBOR + 0.99%, 5.326%,
1/17/39  (1) 190 182
BX Commercial Mortgage Trust
Series 2022-CSMO, Class B, ARM
1M USD LIBOR + 3.141%, 7.476%,
6/15/27  (1) 260 258
BX Trust
Series 2021-ARIA, Class C, ARM
1M USD LIBOR + 1.646%, 5.964%,
10/15/36  (1) 145 135
Citigroup Commercial Mortgage Trust
Series 2013-375P, Class A
3.251%, 5/10/35  (1) 500 468
Citigroup Commercial Mortgage Trust
Series 2013-375P, Class B, ARM
3.518%, 5/10/35  (1) 205 190
Citigroup Commercial Mortgage Trust
Series 2013-375P, Class C, ARM
3.518%, 5/10/35  (1) 150 138
Cold Storage Trust
Series 2020-ICE5, Class B, ARM
1M USD LIBOR + 1.30%, 5.618%,
11/15/37  (1) 256 247
Commercial Mortgage Trust
Series 2014-CR19, Class AM
4.08%, 8/10/47  210 201
Commercial Mortgage Trust
Series 2014-CR19, Class D, ARM
4.697%, 8/10/47  (1) 250 224
Commercial Mortgage Trust
Series 2014-UBS2, Class A5
3.961%, 3/10/47  280 274
Commercial Mortgage Trust
Series 2014-UBS2, Class B
4.701%, 3/10/47  440 424
Commercial Mortgage Trust
Series 2015-CR22, Class B, ARM
3.926%, 3/10/48  100 93
Par/Shares $ Value
(Amounts in 000s)
Credit Suisse Mortgage Trust
Series 2020-NET, Class A
2.257%, 8/15/37  (1) 112 100
Extended Stay America Trust
Series 2021-ESH, Class C, ARM
1M USD LIBOR + 1.70%, 6.018%,
7/15/38  (1) 190 183
Fontainebleau Miami Beach Trust
Series 2019-FBLU, Class C
3.75%, 12/10/36  (1) 895 833
GCT Commercial Mortgage Trust
Series 2021-GCT, Class A, ARM
1M USD LIBOR + 0.80%, 5.118%,
2/15/38  (1) 140 130
Great Wolf Trust
Series 2019-WOLF, Class A, ARM
1M USD LIBOR + 1.034%, 5.352%,
12/15/36  (1) 325 316
Great Wolf Trust
Series 2019-WOLF, Class C, ARM
1M USD LIBOR + 1.633%, 5.951%,
12/15/36  (1) 390 372
GS Mortgage Securities Trust
Series 2021-ROSS, Class B, ARM
1M USD LIBOR + 1.60%, 5.918%,
5/15/26  (1) 160 144
JPMorgan Chase Commercial Mortgage
Securities Trust
Series 2019-BKWD, Class C, ARM
1M USD LIBOR + 1.85%, 6.168%,
9/15/29  (1) 355 334
JPMorgan Chase Commercial Mortgage
Securities Trust
Series 2020-609M, Class B, ARM
1M USD LIBOR + 1.77%, 6.088%,
10/15/33  (1) 255 238
JPMorgan Chase Commercial Mortgage
Securities Trust
Series 2020-609M, Class C, ARM
1M USD LIBOR + 2.17%, 6.488%,
10/15/33  (1) 210 193
KIND Trust
Series 2021-KIND, Class C, ARM
1M USD LIBOR + 1.75%, 6.068%,
8/15/38  (1) 243 220
KKR Industrial Portfolio Trust
Series 2021-KDIP, Class C, ARM
1M USD LIBOR + 1.00%, 5.318%,
12/15/37  (1) 188 178
KKR Industrial Portfolio Trust
Series 2021-KDIP, Class D, ARM
1M USD LIBOR + 1.25%, 5.568%,
12/15/37  (1) 75 71
LSTAR Commercial Mortgage Trust
Series 2017-5, Class AS
4.021%, 3/10/50  (1) 145 133
MF1
Series 2021-FL7, Class A, ARM
1M USD LIBOR + 1.08%, 5.419%,
10/16/36  (1) 195 187

T. ROWE PRICE Limited-Term Bond Portfolio

Par/Shares $ Value
(Amounts in 000s)
MHC Trust
Series 2021-MHC2, Class B, ARM
1M USD LIBOR + 1.10%, 5.418%,
5/15/23  (1) 150 144
Morgan Stanley Capital I Trust
Series 2014-150E, Class A
3.912%, 9/9/32  (1) 340 301
Morgan Stanley Capital I Trust
Series 2019-MEAD, Class D, ARM
3.177%, 11/10/36  (1) 710 600
Morgan Stanley Capital I Trust
Series 2019-NUGS, Class D, ARM
1M USD LIBOR + 1.80%, 6.118%,
12/15/36  (1) 130 102
ONE Mortgage Trust
Series 2021-PARK, Class B, ARM
1M USD LIBOR + 1.064%, 5.40%,
3/15/36  (1) 315 296
ONE Mortgage Trust
Series 2021-PARK, Class C, ARM
1M USD LIBOR + 1.214%, 5.55%,
3/15/36  (1) 170 156
Shelter Growth CRE Issuer
Series 2021-FL3, Class A, ARM
1M USD LIBOR + 1.08%, 5.398%,
9/15/36  (1) 96 93
SLIDE
Series 2018-FUN, Class A, ARM
1M USD LIBOR + 1.15%, 5.468%,
6/15/31  (1) 477 474
SLIDE
Series 2018-FUN, Class D, ARM
1M USD LIBOR + 2.10%, 6.418%,
6/15/31  (1) 523 513
Wells Fargo Commercial Mortgage Trust
Series 2015-NXS2, Class A2
3.02%, 7/15/58  62 60
WFRBS Commercial Mortgage Trust
Series 2014-LC14, Class A5
4.045%, 3/15/47  440 432
12,319
Residential Mortgage 0.4%
Finance of America HECM Buyout
Series 2022-HB2, Class A1A, CMO, ARM
4.00%, 12/25/24  (1) 417 409
MetLife Securitization Trust
Series 2017-1A, Class A, CMO, ARM
3.00%, 4/25/55  (1) 130 121
Towd Point Mortgage Trust
Series 2017-1, Class A1, CMO, ARM
2.75%, 10/25/56  (1) 51 50
Towd Point Mortgage Trust
Series 2017-2, Class A1, CMO, ARM
2.75%, 4/25/57  (1) 32 32
Par/Shares $ Value
(Amounts in 000s)
Towd Point Mortgage Trust
Series 2018-1, Class A1, CMO, ARM
3.00%, 1/25/58  (1) 73 70
682
Total Non-U.S. Government Mortgage-
Backed Securities
(Cost $29,237) 26,501
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES 3.4%
U.S. Government Agency
Obligations 2.2%
Federal Home Loan Mortgage
3.50%, 3/1/46  94 87
5.00%, 12/1/23 - 7/1/25  3 3
5.50%, 4/1/23 - 10/1/38  3 3
6.00%, 9/1/34 - 9/1/35  67 69
7.00%, 3/1/39  59 62
7.50%, 6/1/38  59 62
Federal Home Loan Mortgage, ARM
12M USD LIBOR + 1.625%, 2.851%, 4/1/37  6 6
12M USD LIBOR + 1.625%, 3.26%, 6/1/38  11 11
12M USD LIBOR + 1.625%, 3.875%, 7/1/38  7 7
12M USD LIBOR + 1.726%, 3.943%, 7/1/35  2 2
12M USD LIBOR + 1.733%, 3.597%,
10/1/36  5 5
12M USD LIBOR + 1.739%, 3.058%, 5/1/38  6 5
12M USD LIBOR + 1.75%, 2.127%, 2/1/35  1 1
12M USD LIBOR + 1.775%, 3.225%, 5/1/37  3 3
12M USD LIBOR + 1.829%, 2.204%, 2/1/37  2 2
12M USD LIBOR + 1.842%, 2.822%, 1/1/37  2 2
12M USD LIBOR + 2.03%, 4.275%, 11/1/36  2 2
12M USD LIBOR + 2.083%, 2.582%, 2/1/38  7 7
1Y CMT + 2.245%, 3.284%, 1/1/36  5 5
1Y CMT + 2.25%, 3.928%, 10/1/36  1 1
Federal Home Loan Mortgage, CMO,
2.00%, 2/15/40  49 47
Federal Home Loan Mortgage, UMBS
2.50%, 1/1/52  215 183
3.00%, 11/1/34  161 151
4.00%, 12/1/49  35 33
4.50%, 9/1/37 - 5/1/50  93 91
Federal National Mortgage Assn., ARM
12M USD LIBOR + 1.34%, 1.59%, 12/1/35  2 2
12M USD LIBOR + 1.568%, 3.29%, 7/1/35  1 1
12M USD LIBOR + 1.584%, 3.33%, 12/1/35  5 5
12M USD LIBOR + 1.599%, 3.054%, 7/1/36  5 5
12M USD LIBOR + 1.655%, 3.905%, 8/1/37  2 1
12M USD LIBOR + 1.77%, 2.145%, 12/1/35  1 1
12M USD LIBOR + 1.78%, 4.03%, 1/1/34  6 5
12M USD LIBOR + 1.788%, 2.538%, 5/1/38  2 2
12M USD LIBOR + 1.83%, 3.117%, 4/1/38  18 18
12M USD LIBOR + 1.853%, 4.103%, 8/1/38  6 7
12M USD LIBOR + 1.892%, 2.779%,
12/1/35  2 2
12M USD LIBOR + 1.922%, 3.199%, 5/1/38  6 6
12M USD LIBOR + 2.04%, 4.29%, 12/1/36  1 1

T. ROWE PRICE Limited-Term Bond Portfolio

Par/Shares $ Value
(Amounts in 000s)
Federal National Mortgage Assn., UMBS
2.00%, 10/1/50  110 90
2.50%, 1/1/52  198 168
3.00%, 1/1/27 - 6/1/52  446 398
3.50%, 3/1/28 - 1/1/52  132 122
4.00%, 11/1/49 - 10/1/52  383 359
4.50%, 12/1/40 - 8/1/52  964 937
5.00%, 3/1/23 - 6/1/35  177 180
5.50%, 9/1/23 - 5/1/40  215 222
6.00%, 2/1/23 - 4/1/40  411 427
6.50%, 7/1/32 - 12/1/32  50 52
3,861
U.S. Government Obligations 1.2%
Government National Mortgage Assn.
3.00%, 9/20/47  721 649
3.50%, 2/20/48 - 10/20/52  377 347
4.00%, 10/20/50 - 10/20/52  132 125
4.50%, 10/20/52  348 338
5.00%, 12/20/34 - 11/20/47  249 253
5.50%, 3/20/48 - 11/20/52  178 181
Government National Mortgage Assn., TBA,
5.50%, 1/20/53  (4) 233 234
2,127
Total U.S. Government & Agency
Mortgage-Backed Securities
(Cost $6,382) 5,988
U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING
MORTGAGE-BACKED) 19.1%
Treasuries 19.1%
U.S. Treasury Notes, 1.75%, 3/15/25  5,090 4,808
U.S. Treasury Notes, 2.75%, 5/15/25  (5) 10,380 10,004
U.S. Treasury Notes, 2.875%, 6/15/25  10,000 9,661
U.S. Treasury Notes, 4.00%, 12/15/25  900 894
U.S. Treasury Notes, 4.25%, 9/30/24  1,050 1,045
U.S. Treasury Notes, 4.375%, 10/31/24  955 952
U.S. Treasury Notes, 4.50%, 11/30/24  4,080 4,081
U.S. Treasury Notes, 4.50%, 11/15/25  2,635 2,651
Total U.S. Government Agency
Obligations (Excluding Mortgage-Backed)
(Cost $34,979) 34,096
SHORT-TERM INVESTMENTS 0.9%
Money Market Funds 0.9%
T. Rowe Price Government Reserve Fund,
4.30%  (6)(7) 1,683 1,683
Total Short-Term Investments
(Cost $1,683) 1,683
Par/Shares $ Value
(Amounts in 000s)
SECURITIES LENDING COLLATERAL 0.1%
INVESTMENTS IN A POOLED ACCOUNT
THROUGH SECURITIES LENDING
PROGRAM WITH STATE STREET BANK
AND TRUST COMPANY 0.1%
Money Market Funds 0.1%
T. Rowe Price Government Reserve Fund,
4.30%  (6)(7) 202 202
Total Investments in a Pooled Account
through Securities Lending Program with
State Street Bank and Trust Company 202
Total Securities Lending Collateral
(Cost $202) 202
Total Investments in Securities
99.7% of Net Assets
(Cost $186,444) $ 177,642

T. ROWE PRICE Limited-Term Bond Portfolio

‡ Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $70,305 and represents
39.4% of net assets.
(2) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate.
Reference rate and spread are provided if the rate is currently floating.
(3) See Note 4 . All or a portion of this security is on loan at December 31, 2022.
(4) See Note 4 . To-Be-Announced purchase commitment. Total value of such securities at period-end amounts to $234 and represents
0.1% of net assets.
(5) At December 31, 2022, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
(6) Seven-day yield
(7) Affiliated Companies
1M USD LIBOR One month USD LIBOR (London interbank offered rate)
3M TSFR Three month term SOFR (Secured overnight financing rate)
3M USD LIBOR Three month USD LIBOR (London interbank offered rate)
12M USD LIBOR Twelve month USD LIBOR (London interbank offered rate)
1Y CMT One year U.S. Treasury note constant maturity
ARM Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end. The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
CLO Collateralized Loan Obligation
CMO Collateralized Mortgage Obligation
FRN Floating Rate Note
PTT Pass-Through Trust
SOFR Secured overnight financing rate
SOFR30A 30-day Average SOFR (Secured overnight financing rate)
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
TBA To-Be-Announced
UMBS Uniform Mortgage-Backed Securities
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Limited-Term Bond Portfolio

(Amounts in 000s)
SWAPS (0.0)%
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
BILATERAL SWAPS (0.0)%
Credit Default Swaps, Protection Bought (0.0)%
Bank of America, Protection Bought (Relevant Credit: General Mills), Pay 1.00% Quarterly,
Receive upon credit default, 12/20/24 * 417 (7) (6) (1)
Barclays Bank, Protection Bought (Relevant Credit: Omnicom Group), Pay 1.00% Quarterly,
Receive upon credit default, 12/20/24 * 1,250 (19) (16) (3)
Citibank, Protection Bought (Relevant Credit: General Mills), Pay 1.00% Quarterly, Receive
upon credit default, 12/20/24 * 596 (9) (7) (2)
Goldman Sachs, Protection Bought (Relevant Credit: General Mills), Pay 1.00% Quarterly,
Receive upon credit default, 12/20/24 * 1,220 (19) (15) (4)
Total Bilateral Credit Default Swaps, Protection Bought (44) (10)
Credit Default Swaps, Protection Sold 0.0%
Barclays Bank, Protection Sold (Relevant Credit: Enbridge, Baa1*), Receive 1.00% Quarterly,
Pay upon credit default, 6/20/23 * 1,750 6 (11) 17
Total Bilateral Credit Default Swaps, Protection Sold (11) 17
Total Bilateral Swaps (55) 7
* Credit ratings as of December 31, 2022. Ratings shown are from Moody’s Investors Service and if Moody’s does not rate a security, then Standard &
Poor’s (S&P) is used. Fitch is used for securities that are not rated by either Moody’s or S&P.

T. ROWE PRICE Limited-Term Bond Portfolio

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 63 U.S. Treasury Notes five year contracts 3/23 (6,799) $ (1)
Short, 19 U.S. Treasury Notes ten year contracts 3/23 (2,134) 6
Long, 167 U.S. Treasury Notes two year contracts 3/23 34,248 35
Short, 2 Ultra U.S. Treasury Bonds contracts 3/23 (269) —
Short, 19 Ultra U.S. Treasury Notes ten year contracts 3/23 (2,247) 3
Net payments (receipts) of variation margin to date (59)
Variation margin receivable (payable) on open futures contracts $ (16)

T. ROWE PRICE Limited-Term Bond Portfolio

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the year ended December 31, 2022. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 4.30% $ — $ — $ 46++
Totals $ —# $ — $ 46+
Supplementary Investment Schedule
Affiliate
Value
12/31/21
Purchase
Cost
Sales
Cost
Value
12/31/22
T. Rowe Price Government Reserve Fund, 4.30% $ 4,392  ¤   ¤ $ 1,885
Total $ 1,885^
#
Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++
Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 4 .
+
Investment income comprised $46 of dividend income and $0 of interest income.
¤
Purchase and sale information not shown for cash management funds.
^
The cost basis of investments in affiliated companies was $1,885.

T. ROWE PRICE Limited-Term Bond Portfolio
December 31, 2022
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Assets
Investments in securities, at value (cost $186,444) $ 177,642
Interest receivable 1,077
Receivable for shares sold 156
Cash 134
Unrealized gain on bilateral swaps 17
Receivable for investment securities sold 1
Other assets 28
Total assets 179,055
Liabilities
Payable for investment securities purchased 236
Obligation to return securities lending collateral 202
Payable for shares redeemed 161
Investment management and administrative fees payable 111
Bilateral swap premiums received 55
Variation margin payable on futures contracts 16
Unrealized loss on bilateral swaps 10
Other liabilities 4
Total liabilities 795
NET ASSETS $ 178,260
Net Assets Consist of:
Total distributable earnings (loss) $ (11,896)
Paid-in capital applicable to 38,871,718 shares of $0.0001 par value capital stock outstanding; 1,000,000,000 shares of the
Corporation authorized 190,156
NET ASSETS $ 178,260
NET ASSET VALUE PER SHARE
Limited-Term Bond Portfolio Class
($161,042,885 / 35,102,302 shares outstanding) $ 4.59
Limited-Term Bond Portfolio-II Class
($17,217,370 / 3,769,416 shares outstanding) $ 4.57

T. ROWE PRICE Limited-Term Bond Portfolio
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
Year
Ended
12/31/22
Investment Income (Loss)
Income
    Interest $ 4,335
Dividend 46
Securities lending 9
Total income 4,390
Expenses
Investment management and administrative expense 1,264
Rule 12b-1 fees - Limited-Term Bond Portfolio-II Class 44
Waived / paid by Price Associates (362)
Net expenses 946
Net investment income 3,444
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities (2,055)
Futures (1,080)
Swaps 32
Net realized loss (3,103)
Change in net unrealized gain / loss
Securities (9,102)
Futures 100
Swaps (29)
Change in net unrealized gain / loss (9,031)
Net realized and unrealized gain / loss (12,134)
DECREASE IN NET ASSETS FROM OPERATIONS
$ (8,690)

T. ROWE PRICE Limited-Term Bond Portfolio
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
Year . . . . . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . . . . . .
12/31/22 12/31/21
Increase (Decrease) in Net Assets
Operations
Net investment income $ 3,444 $ 2,192
Net realized gain (loss) (3,103) 599
Change in net unrealized gain / loss (9,031) (2,937)
Decrease in net assets from operations (8,690) (146)
Distributions to shareholders
Net earnings
Limited-Term Bond Portfolio Class (3,413) (3,066)
Limited-Term Bond Portfolio-II Class (328) (317)
Decrease in net assets from distributions (3,741) (3,383)
Capital share transactions
*
Shares sold
Limited-Term Bond Portfolio Class 59,524 66,806
Limited-Term Bond Portfolio-II Class 7,474 13,958
Distributions reinvested
Limited-Term Bond Portfolio Class 3,428 3,057
Limited-Term Bond Portfolio-II Class 329 316
Shares redeemed
Limited-Term Bond Portfolio Class (61,847) (34,722)
Limited-Term Bond Portfolio-II Class (8,169) (10,610)
Increase in net assets from capital share transactions 739 38,805
Net Assets
Increase (decrease) during period (11,692) 35,276
Beginning of period 189,952 154,676
End of period $ 178,260 $ 189,952
*Share information (000s)
Shares sold
Limited-Term Bond Portfolio Class 12,646 13,399
Limited-Term Bond Portfolio-II Class 1,605 2,809
Distributions reinvested
Limited-Term Bond Portfolio Class 735 617
Limited-Term Bond Portfolio-II Class 71 64
Shares redeemed
Limited-Term Bond Portfolio Class (13,157) (6,953)
Limited-Term Bond Portfolio-II Class (1,751) (2,140)
Increase in shares outstanding 149 7,796

T. ROWE PRICE Limited-Term Bond Portfolio

NOTES TO FINANCIAL STATEMENTS
T. Rowe Price Fixed Income Series, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940
Act). The Limited-Term Bond Portfolio (the fund) is a diversified, open-end management investment company established by the corporation. The fund seeks a high level of income consistent with moderate fluctuations in principal value. Shares of the fund currently are offered only to insurance company separate accounts established for the purpose of funding variable annuity contracts and variable life insurance policies. The fund has two classes of shares: the Limited-Term Bond Portfolio (Limited-Term Bond Portfolio Class) and
the Limited-Term Bond Portfolio–II (Limited-Term Bond Portfolio–II Class). Limited-Term Bond Portfolio–II Class shares are sold through financial intermediaries, which it compensates for distribution, shareholder servicing, and/or certain administrative services under a Board-approved Rule 12b-1 plan. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to both classes; and, in all other respects, the same rights and obligations as the other class.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting
Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions Investment transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis.
Premiums and discounts on debt securities are amortized for financial reporting purposes. Paydown gains and losses are recorded as an adjustment to interest income. Inflation adjustments to the principal amount of inflation-indexed bonds are reflected as interest income. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from mutual fund investments are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared by each class daily and paid monthly. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Class Accounting  Investment income and investment management and administrative expense are allocated to the classes based upon the relative daily net assets of each class’s settled shares; realized and unrealized gains and losses are allocated based upon the relative daily net assets of each class’s outstanding shares. Limited-Term Bond Portfolio–II Class pays Rule 12b-1 fees, in an amount not exceeding 0.25% of the class’s average daily net assets.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value
(NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.
New Accounting Guidance The FASB issued Accounting Standards Update (ASU), ASU 2020–04, Reference Rate Reform (Topic
848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting in March 2020 and ASU 2021-01 in January 2021
which provided further amendments and clarifications to Topic 848. These ASUs provide optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank
Offered Rate (LIBOR), and other interbank-offered based reference rates, through December 31, 2022. In December 2022, FASB issued
ASU 2022-06 which defers the sunset date of Topic 848 from December 31, 2022, to December 31, 2024, after which entities will no longer be permitted to apply the relief in Topic 848. Management intends to rely upon the relief provided under Topic 848, which is not expected to have a material impact on the fund's financial  statements.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown;
however, the risk of material loss is currently considered to be remote.

T. ROWE PRICE Limited-Term Bond Portfolio

NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Futures contracts are valued at closing settlement prices. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers.
Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity;
or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the
Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Limited-Term Bond Portfolio

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on December 31, 2022 (for further detail by category, please refer to the accompanying Portfolio of Investments):
NOTE 3 - DERIVATIVE INSTRUMENTS
During the year ended December 31, 2022, the fund invested in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information. The fund may use derivatives for a variety of purposes and may use them to establish both long and short positions within the fund’s portfolio. Potential uses include to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, to enhance return, or to adjust portfolio duration and credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based.
The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. The following table summarizes the fair value of the fund’s derivative instruments held as of December 31, 2022, and the related location on the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 175,757 $ — $ 175,757
Short-Term Investments 1,683 — — 1,683
Securities Lending Collateral 202 — — 202
Total Securities 1,885 175,757 — 177,642
Swaps — 6 — 6
Futures Contracts* 44 — — 44
Total $ 1,929 $ 175,763 $ — $ 177,692
Liabilities
Swaps $ — $ 54 $ — $ 54
Futures Contracts* 1 — — 1
Total $ 1 $ 54 $ — $ 55
1
Includes Asset-Backed Securities, Corporate Bonds, Foreign Government Obligations & Municipalities, Municipal Securities, Non-U.S. Government
Mortgage-Backed Securities, U.S. Government & Agency Mortgage-Backed Securities and U.S. Government Agency Obligations (Excluding
Mortgage-Backed).
* The fair value presented includes cumulative gain (loss) on open futures contracts; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Limited-Term Bond Portfolio

Additionally, the amount of gains and losses on derivative instruments recognized in fund earnings during the year ended
December 31, 2022, and the related location on the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:
ass
Counterparty Risk and Collateral  The fund invests in derivatives in various markets, which expose it to differing levels of counterparty risk. Counterparty risk on exchange-traded and centrally cleared derivative contracts, such as futures, exchange-traded options, and centrally cleared swaps, is minimal because the clearinghouse provides protection against counterparty defaults. For futures and centrally cleared swaps, the fund is required to deposit collateral in an amount specified by the clearinghouse and the clearing firm (margin requirement), and the margin requirement must be maintained over the life of the contract. Each clearinghouse and clearing firm, in its sole discretion, may adjust the margin requirements applicable to the fund.
($000s) Location on Statement of
Assets and Liabilities Fair Value*
Assets
Interest rate derivatives Futures $ 44
Credit derivatives Bilateral Swaps and Premiums 6
*
Total $ 50
*
Liabilities
Interest rate derivatives Futures $ 1
Credit derivatives Bilateral Swaps and Premiums 54
Total $ 55
* The fair value presented includes cumulative gain (loss) on open futures contracts; however, the value reflected on the accompanying Statement of
Assets and Liabilities is only the unsettled variation margin receivable (payable) at that date.
($000s)
Location of Gain (Loss) on Statement of Operations
Futures Swaps Total
Realized Gain (Loss)
Interest rate derivatives $ (1,080) $ — $ (1,080)
Credit derivatives — 32 32
Total $ (1,080) $ 32 $ (1,048)
Change in Unrealized
Gain (Loss)
Interest rate derivatives $ 100 $ — $ 100
Credit derivatives — (29) (29)
Total $ 100 $ (29) $ 71

T. ROWE PRICE Limited-Term Bond Portfolio

Derivatives, such as non-cleared bilateral swaps, forward currency exchange contracts, and OTC options, that are transacted and settle directly with a counterparty (bilateral derivatives) may expose the fund to greater counterparty risk. To mitigate this risk, the fund has entered into master netting arrangements (MNAs) with certain counterparties that permit net settlement under specified conditions and, for certain counterparties, also require the exchange of collateral to cover mark-to-market exposure. MNAs may be in the form of
International Swaps and Derivatives Association master agreements (ISDAs) or foreign exchange letter agreements (FX letters).
MNAs provide the ability to offset amounts the fund owes a counterparty against amounts the counterparty owes the fund (net settlement). Both ISDAs and FX letters generally allow termination of transactions and net settlement upon the occurrence of contractually specified events, such as failure to pay or bankruptcy. In addition, ISDAs specify other events, the occurrence of which would allow one of the parties to terminate. For example, a downgrade in credit rating of a counterparty below a specified rating would allow the fund to terminate, while a decline in the fund’s net assets of more than a specified percentage would allow the counterparty to terminate. Upon termination, all transactions with that counterparty would be liquidated and a net termination amount settled.
ISDAs typically include collateral agreements whereas FX letters do not. Collateral requirements are determined daily based on the net aggregate unrealized gain or loss on all bilateral derivatives with each counterparty, subject to minimum transfer amounts that typically range from $100,000 to $250,000. Any additional collateral required due to changes in security values is typically transferred the next business day.
Collateral may be in the form of cash or debt securities issued by the U.S. government or related agencies, although other securities may be used depending on the terms outlined in the applicable MNA. Cash posted by the fund is reflected as cash deposits in the accompanying financial statements and generally is restricted from withdrawal by the fund; securities posted by the fund are so noted
in the accompanying Portfolio of Investments; both remain in the fund’s assets. Collateral pledged by counterparties is not included in the fund’s assets because the fund does not obtain effective control over those assets. For bilateral derivatives, collateral posted or received by the fund is held in a segregated account at the fund’s custodian. While typically not sold in the same manner as equity or fixed income securities, exchange-traded or centrally cleared derivatives may be closed out only on the exchange or clearinghouse where the contracts were cleared, and OTC and bilateral derivatives may be unwound with counterparties or transactions assigned to other counterparties to allow the fund to exit the transaction. This ability is subject to the liquidity of underlying positions. As of
December 31, 2022, no collateral was pledged by either the fund or counterparties for bilateral derivatives. As of December 31, 2022, securities valued at $258,000 had been posted by the fund for exchange-traded and/or centrally cleared derivatives.
Futures Contracts  The fund is subject to interest rate risk in the normal course of pursuing its investment objectives and uses futures contracts to help manage such risk. The fund may enter into futures contracts to manage exposure to interest rate and yield curve movements, security prices, foreign currencies, credit quality, and mortgage prepayments; as an efficient means of adjusting exposure to all or part of a target market; to enhance income; as a cash management tool; or to adjust portfolio duration and credit exposure. A futures contract provides for the future sale by one party and purchase by another of a specified amount of a specific underlying financial instrument at an agreed-upon price, date, time, and place. The fund currently invests only in exchange-traded futures, which generally are standardized as to maturity date, underlying financial instrument, and other contract terms. Payments are made or received by the fund each day to settle daily fluctuations in the value of the contract (variation margin), which reflect changes in the value of the underlying financial instrument. Variation margin is recorded as unrealized gain or loss until the contract is closed. The value of a futures contract included in net assets is the amount of unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values and/or interest rates, and potential losses in excess of the fund’s initial investment. During the year ended December 31, 2022, the volume of the fund’s activity in futures, based on underlying notional amounts, was generally between 12% and 26% of net assets.
Swaps  The fund is subject to credit risk in the normal course of pursuing its investment objectives and uses swap contracts to help manage such risk. The fund may use swaps in an effort to manage both long and short exposure to changes in interest rates, inflation rates, and credit quality; to adjust overall exposure to certain markets; to enhance total return or protect the value of portfolio securities;
to serve as a cash management tool; or to adjust portfolio duration and credit exposure. Swap agreements can be settled either directly with the counterparty (bilateral swap) or through a central clearinghouse (centrally cleared swap). Fluctuations in the fair value of a contract are reflected in unrealized gain or loss and are reclassified to realized gain or loss upon contract termination or cash settlement. Net periodic receipts or payments required by a contract increase or decrease, respectively, the value of the contract until the contractual payment date, at which time such amounts are reclassified from unrealized to realized gain or loss. For bilateral swaps,

T. ROWE PRICE Limited-Term Bond Portfolio

cash payments are made or received by the fund on a periodic basis in accordance with contract terms; unrealized gain on contracts and premiums paid are reflected as assets and unrealized loss on contracts and premiums received are reflected as liabilities on the accompanying Statement of Assets and Liabilities. For bilateral swaps, premiums paid or received are amortized over the life of the swap and are recognized as realized gain or loss in the Statement of Operations. For centrally cleared swaps, payments are made or received by the fund each day to settle the daily fluctuation in the value of the contract (variation margin). Accordingly, the value of a centrally cleared swap included in net assets is the unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities.
Credit default swaps are agreements where one party (the protection buyer) agrees to make periodic payments to another party (the protection seller) in exchange for protection against specified credit events, such as certain defaults and bankruptcies related to an underlying credit instrument, or issuer or index of such instruments. Upon occurrence of a specified credit event, the protection seller is required to pay the buyer the difference between the notional amount of the swap and the value of the underlying credit, either in the form of a net cash settlement or by paying the gross notional amount and accepting delivery of the relevant underlying credit. For credit default swaps where the underlying credit is an index, a specified credit event may affect all or individual underlying securities included in the index and will be settled based upon the relative weighting of the affected underlying security(ies) within the index. Generally, the payment risk for the seller of protection is inversely related to the current market price or credit rating of the underlying credit or the market value of the contract relative to the notional amount, which are indicators of the markets’ valuation of credit quality. As of December 31, 2022, the notional amount of protection sold by the fund totaled $1,750,000 (1.0% of net assets), which reflects the maximum potential amount the fund could be required to pay under such contracts. Risks related to the use of credit default swaps include the possible inability of the fund to accurately assess the current and future creditworthiness of underlying issuers, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
During the year ended December 31, 2022, the volume of the fund’s activity in swaps, based on underlying notional amounts, was generally between 2% and 4% of net assets.
NOTE 4 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Collateralized Loan Obligations   The fund invests in collateralized loan obligations (CLOs) which are entities backed by a diversified pool of syndicated bank loans. The cash flows of the CLO can be split into multiple segments, called “tranches” or “classes”, which will vary in risk profile and yield. The riskiest segments, which are the subordinate or “equity” tranches, bear the greatest risk of loss from defaults in the underlying assets of the CLO and serve to protect the other, more senior, tranches. Senior tranches will typically have higher credit ratings and lower yields than the securities underlying the CLO. Despite the protection from the more junior tranches, senior tranches can experience substantial losses.
Mortgage-Backed Securities  The fund invests in mortgage-backed securities (MBS or pass-through certificates) that represent an interest in a pool of specific underlying mortgage loans and entitle the fund to the periodic payments of principal and interest from those mortgages. MBS may be issued by government agencies or corporations, or private issuers. Most MBS issued by government agencies are guaranteed; however, the degree of protection differs based on the issuer. MBS are sensitive to changes in economic conditions that affect the rate of prepayments and defaults on the underlying mortgages; accordingly, the value, income, and related cash flows from MBS may be more volatile than other debt instruments.
TBA Purchase, Sale Commitments and Forward Settling Mortgage Obligations  The fund enters into to-be-announced (TBA)
purchase or sale commitments (collectively, TBA transactions), pursuant to which it agrees to purchase or sell, respectively, mortgage-
backed securities for a fixed unit price, with payment and delivery at a scheduled future date beyond the customary settlement period for such securities. With TBA transactions, the particular securities to be received or delivered by the fund are not identified at the trade date; however, the securities must meet specified terms, including rate and mortgage term, and be within industry-accepted

T. ROWE PRICE Limited-Term Bond Portfolio

“good delivery” standards. The fund may enter into TBA transactions with the intention of taking possession of or relinquishing the underlying securities, may elect to extend the settlement by “rolling” the transaction, and/or may use TBA transactions to gain or reduce interim exposure to underlying securities. Until settlement, the fund maintains liquid assets sufficient to settle its commitment to purchase a TBA or, in the case of a sale commitment, the fund maintains an entitlement to the security to be sold.
To mitigate counterparty risk, the fund has entered into Master Securities Forward Transaction Agreements (MSFTA) with counterparties that provide for collateral and the right to offset amounts due to or from those counterparties under specified conditions.
Subject to minimum transfer amounts, collateral requirements are determined and transfers made based on the net aggregate unrealized gain or loss on all TBA commitments and other forward settling mortgage obligations with a particular counterparty (collectively,
MSFTA Transactions). At any time, the fund’s risk of loss from a particular counterparty related to its MSFTA Transactions is the aggregate unrealized gain on appreciated MSFTA Transactions in excess of unrealized loss on depreciated MSFTA Transactions and collateral received, if any, from such counterparty. As of December 31, 2022, no collateral was pledged by the fund or counterparties for
MSFTA Transactions.
LIBOR Transition  The fund may invest in instruments that are tied to reference rates, including LIBOR. Over the course of the last several years, global regulators have indicated an intent to phase out the use of LIBOR and similar interbank offered rates (IBOR).
While publication for most LIBOR currencies and lesser-used USD LIBOR settings ceased immediately after December 31, 2021, remaining USD LIBOR settings will continue to be published until June 30, 2023. There remains uncertainty regarding the future utilization of LIBOR and the nature of any replacement rate. Any potential effects of the transition away from LIBOR on the fund, or on certain instruments in which the fund invests, cannot yet be determined. The transition process may result in, among other things, an increase in volatility or illiquidity of markets for instruments that currently rely on LIBOR, a reduction in the value of certain instruments held by the fund, or a reduction in the effectiveness of related fund transactions such as hedges. Any such effects could have an adverse impact on the fund's performance.
Securities Lending  The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated
maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs.
In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At December 31, 2022, the value of loaned securities was $196,000; the value of cash collateral and related investments was $202,000.
Other  Purchases and sales of portfolio securities other than short-term and U.S. government securities aggregated $98,491,000 and
$99,677,000, respectively, for the year ended December 31, 2022. Purchases and sales of U.S. government securities aggregated
$58,006,000 and $54,527,000, respectively, for the year ended December 31, 2022.
NOTE 5 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains.
Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.
The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

T. ROWE PRICE Limited-Term Bond Portfolio

Capital accounts within the financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The permanent book/tax adjustments, if any, have no impact on results of operations or net assets.
The tax character of distributions paid for the periods presented was as follows:
At December 31, 2022, the tax-basis cost of investments (including derivatives, if any) and gross unrealized appreciation and depreciation were as follows:
At December 31, 2022, the tax-basis components of accumulated net earnings (loss) were as follows:
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement purposes versus for tax purposes; these differences will reverse in a subsequent reporting period. The temporary differences relate primarily to the deferral of losses from wash sales. The loss carryforwards and deferrals primarily relate to capital loss carryforwards. Capital loss carryforwards are available indefinitely to offset future realized capital gains.
NOTE 6 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc.
(Price Group). Price Associates has entered into a sub-advisory agreement(s) with one or more of its wholly owned subsidiaries, to provide investment advisory services to the fund. The investment management and administrative agreement between the fund and
Price Associates provides for an all-inclusive annual fee equal to 0.70% of the fund’s average daily net assets. The fee is computed daily and paid monthly. The all-inclusive fee covers investment management services and ordinary, recurring operating expenses but does not cover interest expense; expenses related to borrowing, taxes, and brokerage; or nonrecurring, extraordinary expenses. Effective
July 1, 2018, Price Associates has contractually agreed, at least through April 30, 2023 to waive a portion of its management fee in order to limit the fund’s management fee to 0.50% of the fund’s average daily net assets. Thereafter, this agreement automatically renews for one-year terms unless terminated or modified by the fund’s Board. Fees waived and expenses paid under this agreement are not subject to reimbursement to Price Associates by the fund. The total management fees waived were $362,000 and allocated ratably in the amounts of $327,000 and $35,000 for the Limited-Term Bond Portfolio Class and Limited-Term Bond Portfolio-II Class, respectively, for the year ended December 31, 2022.
($000s)
December 31,
2022
December 31,
2021
Ordinary income (including short-term capital gains, if any) $ 3,524 $ 3,383
Long-term capital gain 217 —
Total distributions $ 3,741 $ 3,383
($000s)
Cost of investments $ 186,389
Unrealized appreciation $ 110
Unrealized depreciation (8,912)
Net unrealized appreciation (depreciation) $ (8,802)
($000s)
Undistributed ordinary income $ 163
Net unrealized appreciation (depreciation) (8,802)
Loss carryforwards and deferrals (3,257)
Total distributable earnings (loss) $ (11,896)

T. ROWE PRICE Limited-Term Bond Portfolio

In addition, the fund has entered into service agreements with Price Associates and a wholly owned subsidiary of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the funds.
T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-
disbursing agent. Pursuant to the all-inclusive fee arrangement under the investment management and administrative agreement, expenses incurred by the funds pursuant to these service agreements are paid by Price Associates.
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price Treasury Reserve Fund, organized as money market funds (together, the Price Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the T. Rowe Price Government Reserve Fund. The
Price Reserve Funds pay no investment management fees.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security.
During the year ended December 31, 2022, the fund had no purchases or sales cross trades with other funds or accounts advised by
Price Associates.
NOTE 7 - OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on
Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.

T. ROWE PRICE Limited-Term Bond Portfolio

Report of Independent Registered Public Accounting Firm
To the Board of Directors of T. Rowe Price Fixed Income Series, Inc. and Shareholders of T. Rowe Price Limited-Term Bond Portfolio
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of T. Rowe Price Limited-
Term Bond Portfolio (one of the portfolios constituting T. Rowe Price Fixed Income Series, Inc., referred to hereafter as the "Fund") as of December 31, 2022, the related statement of operations for the year ended December 31, 2022, the statement of changes in net assets for each of the two years in the period ended December 31, 2022, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2022 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2022, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2022 and the financial highlights for each of the five years in the period ended December 31, 2022 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight
Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2022 by correspondence with the custodians, transfer agent and brokers;
when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
PricewaterhouseCoopers LLP
Baltimore, Maryland
February 10, 2023
We have served as the auditor of one or more investment companies in the T. Rowe Price group of investment companies since 1973.

T. ROWE PRICE Limited-Term Bond Portfolio

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 12/31/22
We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.
The fund’s distributions to shareholders included:
$242,000 from short-term capital gains
$217,000 from long-term capital gains, subject to a long-term capital gains tax rate of not greater than 20%
For shareholders subject to interest expense deduction limitation under Section 163(j), $3,023,000 of the fund’s income qualifies as a
Section 163(j) interest dividend and can be treated as interest income for purposes of Section 163(j), subject to holding period requirements and other limitations.
INFORMATION ON PROXY VOTING POLICIES, PROCEDURES, AND RECORDS
A description of the policies and procedures used by T. Rowe Price funds to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of Additional Information. You may request this document by calling 1-800-225-5132 or by accessing the
SEC’s website, sec.gov.
The description of our proxy voting policies and procedures is also available on our corporate website. To access it, please visit the following
Web page:
https://www.troweprice.com/corporate/us/en/utility/policies.html
Scroll down to the section near the bottom of the page that says, “Proxy Voting Guidelines.” Click on the links in the shaded box.
Each fund’s most recent annual proxy voting record is available on our website and through the SEC’s website. To access it through T. Rowe
Price, visit the website location shown above, and scroll down to the section near the bottom of the page that says, “Proxy Voting Records.”
Click on the Proxy Voting Records link in the shaded box.
HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS
The fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s reports on Form N-PORT are available electronically on the SEC’s website (sec.gov). In addition, most T. Rowe Price funds disclose their first and third fiscal quarter-end holdings on troweprice.com .

T. ROWE PRICE Limited-Term Bond Portfolio

Approval of Subadvisory Agreement
At a meeting held on July 25, 2022 (Meeting), the fund’s Board of Directors (Board) considered the initial approval of an investment subadvisory agreement (Subadvisory Contract) that T. Rowe Price Associates, Inc. (Adviser), entered into with T. Rowe Price International Ltd
(Subadviser) on behalf of the fund. The Subadvisory Contract authorizes the Subadviser to have investment discretion with respect to all or a portion of the fund’s portfolio. The Board noted that the Subadvisory Contract will be substantially similar to other subadvisory agreements that are in place for other T. Rowe Price funds that delegate investment management responsibilities to affiliated investment advisers and that the Adviser will retain oversight responsibilities with respect to the fund. The Board also noted that the new subadvisory arrangement will not change the total advisory fees paid by the fund. However, under the Subadvisory Contract, the Adviser may pay the Subadviser up to 60% of
the advisory fees that the Adviser receives from the fund.
At the Meeting, the Board reviewed materials relevant to its consideration of the proposed Subadvisory Contract. Each year, the Board considers the continuation of the investment management agreement (Advisory Contract) between the fund and the Adviser. The fund’s
Advisory Contract was most recently approved by the Board at a meeting held on March 7–8, 2022 (March Meeting). A discussion of the basis for the Board’s approval of the Advisory Contract is included in the fund’s semiannual shareholder report for the period ended June 30,
2022. The factors considered by the Board at the Meeting in connection with approval of the proposed Subadvisory Contract were substantially similar to the factors considered at the March Meeting in connection with the approval to continue the Advisory Contract. The independent directors were assisted in their evaluation of the Subadvisory Contract by independent legal counsel from whom they received separate legal advice and with whom they met separately.
Following discussion at the Meeting, the Board, including all of the fund’s independent directors, approved the Subadvisory Contract between the Adviser and Subadviser on behalf of the fund. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its shareholders for the Board to approve the Subadvisory Contract effective September 1, 2022.

T. ROWE PRICE Limited-Term Bond Portfolio

LIQUIDITY RISK MANAGEMENT PROGRAM
In accordance with Rule 22e-4 (Liquidity Rule) under the Investment Company Act of 1940, as amended, the fund has established a liquidity risk management program (Liquidity Program) reasonably designed to assess and manage the fund’s liquidity risk, which generally represents the risk that the fund would not be able to meet redemption requests without significant dilution of remaining investors’ interests in the fund. The fund’s Board of Directors (Board) has appointed the fund’s investment adviser, T. Rowe Price Associates, Inc. (Adviser), as the administrator of the Liquidity Program. As administrator, the Adviser is responsible for overseeing the day-to-day operations of the Liquidity
Program and, among other things, is responsible for assessing, managing, and reviewing with the Board at least annually the liquidity risk of each T. Rowe Price fund. The Adviser has delegated oversight of the Liquidity Program to a Liquidity Risk Committee (LRC), which is a cross-
functional committee composed of personnel from multiple departments within the Adviser.
The Liquidity Program’s principal objectives include supporting the T. Rowe Price funds’ compliance with limits on investments in illiquid assets and mitigating the risk that the fund will be unable to timely meet its redemption obligations. The Liquidity Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the fund’s liquidity and the periodic classification and reclassification of a fund’s investments into categories that reflect the LRC’s assessment of their relative liquidity under current market conditions. Under the Liquidity Program, every investment held by the fund is classified at least monthly into one of four liquidity categories based on estimations of the investment’s ability to be sold during designated time frames in current market conditions without significantly changing the investment’s market value.
As required by the Liquidity Rule, at a meeting held on July 25, 2022, the Board was presented with an annual assessment prepared by the
LRC, on behalf of the Adviser, that addressed the operation of the Liquidity Program and assessed its adequacy and effectiveness of implementation, including any material changes to the Liquidity Program and the determination of each fund’s Highly Liquid Investment
Minimum (HLIM). The annual assessment included consideration of the following factors, as applicable: the fund’s investment strategy and liquidity of portfolio investments during normal and reasonably foreseeable stressed conditions, including whether the investment strategy is appropriate for an open-end fund, the extent to which the strategy involves a relatively concentrated portfolio or large positions in particular issuers, and the use of borrowings for investment purposes and derivatives; short-term and long-term cash flow projections covering both normal and reasonably foreseeable stressed conditions; and holdings of cash and cash equivalents, as well as available borrowing arrangements.
For the fund and other T. Rowe Price funds, the annual assessment incorporated a report related to a fund’s holdings, shareholder and portfolio concentration, any borrowings during the period, cash flow projections, and other relevant data for the period of April 1, 2021, through March 31, 2022. The report described the methodology for classifying a fund’s investments (including any derivative transactions)
into one of four liquidity categories, as well as the percentage of a fund’s investments assigned to each category. It also explained the methodology for establishing a fund’s HLIM and noted that the LRC reviews the HLIM assigned to each fund no less frequently than annually.
During the period covered by the annual assessment, the LRC has concluded, and reported to the Board, that the Liquidity Program continues to operate adequately and effectively and is reasonably designed to assess and manage the fund’s liquidity risk.

T. ROWE PRICE Limited-Term Bond Portfolio

ABOUT THE PORTFOLIO'S DIRECTORS AND OFFICERS
Your fund is overseen by a Board of Directors (Board) that meets regularly to review a wide variety of matters affecting or potentially affecting the fund, including performance, investment programs, compliance matters, advisory fees and expenses, service providers, and business and regulatory affairs.
The Board elects the fund’s officers, who are listed in the final table. The directors who are also employees or officers of T. Rowe Price are considered to be “interested” directors as defined in Section 2(a)(19) of the 1940 Act because of their relationships with T. Rowe Price and its affiliates. The business address of each director and officer is 100 East Pratt Street, Baltimore, Maryland 21202. The Statement of Additional Information includes additional information about the fund directors and is available without charge by calling a T. Rowe Price representative at 1-800-638-5660.
INDEPENDENT DIRECTORS
(a)
INTERESTED  DIRECTORS
(a)
Name (Year of Birth)
Year Elected [Number of
T. Rowe Price Portfolios
Overseen]
Principal Occupation(s) and Directorships of Public Companies and Other Investment Companies During the
Past Five Years
Teresa Bryce Bazemore (1959)
2018 [205]
President and Chief Executive Officer, Federal Home Loan Bank of San Francisco (2021 to present); President,
Radian Guaranty (2008 to 2017); Chief Executive Officer, Bazemore Consulting LLC (2018 to 2021); Director,
Chimera Investment Corporation (2017 to 2021); Director, First Industrial Realty Trust (2020 to present); Director,
Federal Home Loan Bank of Pittsburgh (2017 to 2019)
Ronald J. Daniels
(b)
(1959)
2018 [0]
President, The Johns Hopkins University and Professor, Political Science Department, The Johns Hopkins
University (2009 to present); Director, Lyndhurst Holdings (2015 to present); Director, BridgeBio Pharma, Inc. (2020 to present)
Bruce W. Duncan (1951)
2013 [205]
President, Chief Executive Officer, and Director, CyrusOne, Inc. (2020 to 2021); Chief Executive Officer and Director
(2009 to 2016), Chair of the Board (2016 to 2020), and President (2009 to 2016), First Industrial Realty Trust, owner and operator of industrial properties; Chair of the Board (2005 to 2016) and Director (1999 to 2016), Starwood
Hotels & Resorts, a hotel and leisure company; Member, Investment Company Institute Board of Governors (2017
to 2019); Member, Independent Directors Council Governing Board (2017 to 2019); Senior Advisor, KKR (2018 to
present); Director, Boston Properties (2016 to present); Director, Marriott International, Inc. (2016 to 2020)
Robert J. Gerrard, Jr. (1952)
2013 [205]
Advisory Board Member, Pipeline Crisis/Winning Strategies, a collaborative working to improve opportunities for young African Americans (1997 to 2016); Chair of the Board, all funds (July 2018 to present)
Paul F. McBride (1956)
2013 [205]
Advisory Board Member, Vizzia Technologies (2015 to present); Board Member, Dunbar Armored (2012 to 2018)
Kellye L. Walker
(c)
(1966)
2021 [205]
Executive Vice President and Chief Legal Officer, Eastman Chemical Company (April 2020 to present); Executive
Vice President and Chief Legal Officer, Huntington Ingalls Industries, Inc. (January 2015 to March 2020); Director,
Lincoln Electric Company (October 2020 to present)
(a)
All information about the independent directors was current as of December 31, 2021, unless otherwise indicated, except for the number of portfolios overseen, which is current as of the date of this report.
(b)
Effective April 27, 2022, Mr. Daniels resigned from his role as an independent director of the Price Funds.
(c)
Effective November 8, 2021, Ms. Walker was appointed as an independent director of the Price Funds.
Name (Year of Birth)
Year Elected [Number of T. Rowe
Price Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and Other Investment Companies During the
Past Five Years
David Oestreicher (1967)
2018 [205]
Director, Vice President, and Secretary, T. Rowe Price, T. Rowe Price Investment Services, Inc., T. Rowe Price
Retirement Plan Services, Inc., and T. Rowe Price Services, Inc.; Director and Secretary, T. Rowe Price Investment
Management, Inc. (Price Investment Management); Vice President and Secretary, T. Rowe Price International (Price
International); Vice President, T. Rowe Price Hong Kong (Price Hong Kong), T. Rowe Price Japan (Price Japan), and
T. Rowe Price Singapore (Price Singapore); General Counsel, Vice President, and Secretary, T. Rowe Price Group,
Inc.; Chair of the Board, Chief Executive Officer, President, and Secretary, T. Rowe Price Trust Company; Principal
Executive Officer and Executive Vice President, all funds
Robert W. Sharps, CFA, CPA
(b)
(1971)
2019 [0]
Director and Vice President, T. Rowe Price; Director, Price Investment Management; Chief Executive Officer and
President, T. Rowe Price Group, Inc.; Vice President, T. Rowe Price Trust Company
Eric L. Veiel, CFA (1972)
2022 [205]
Director and Vice President, T. Rowe Price; Vice President, T. Rowe Price Group, Inc., and T. Rowe Price Trust
Company
(a)
All information about the interested directors was current as of January 1, 2022, unless otherwise indicated, except for the number of portfolios overseen, which is current as of the date of this report.
(b)
Effective February 3, 2022, Mr. Sharps resigned from his role as an interested director of the Price Funds.

T. ROWE PRICE Limited-Term Bond Portfolio

OFFICERS
Name (Year of Birth)
Position Held With Fixed Income Series  Principal Occupation(s)
Armando (Dino) Capasso (1974)
Chief Compliance Officer
Chief Compliance Officer and Vice President, T. Rowe Price and Price
Investment Management; Vice President, T. Rowe Price Group, Inc.; formerly,
Chief Compliance Officer, PGIM Investments LLC and AST Investment
Services, Inc. (ASTIS) (to 2022); Chief Compliance Officer, PGIM Retail
Funds complex and Prudential Insurance Funds (to 2022); Vice President
and Deputy Chief Compliance Officer, PGIM Investments LLC and ASTIS
(to 2019); Senior Vice President and Senior Counsel, Pacific Investment
Management Company LLC (to 2017)
Shiu Tak (Sheldon) Chan (1981)
Vice President
Vice President, Price Hong Kong and T. Rowe Price Group, Inc.
Jason T. Collins, CFA (1971)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price
Trust Company
Levent Demirekler, CFA (1974)
Vice President
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.
Alan S. Dupski, CPA (1982)
Principal Financial Officer, Vice President, and Treasurer
Vice President, Price Investment Management, T. Rowe Price, T. Rowe Price
Group, Inc., and T. Rowe Price Trust Company
Gary J. Greb (1961)
Vice President
Vice President, Price Investment Management, T. Rowe Price, Price
International, and T. Rowe Price Trust Company
Cheryl Hampton, CPA (1969)
Vice President
Vice President, T. Rowe Price; formerly, Tax Director, Invesco Ltd. (to 2021);
Vice President, Oppenheimer Funds, Inc. (to 2019)
Charles B. Hill, CFA (1961)
Vice President
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.
Keir R. Joyce, CFA (1972)
Vice President
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.
Benjamin Kersse, CPA (1989)
Vice President
Vice President, T. Rowe Price
Stephen M. Kohlenstein, CFA (1987)
Vice President
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.
Paul J. Krug, CPA (1964)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price
Trust Company
Cheryl A. Mickel, CFA (1967)
President
Director and Vice President, T. Rowe Price Trust Company; Vice President,
T. Rowe Price and T. Rowe Price Group, Inc.
Alexander S. Obaza (1981)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price
Trust Company
Fran M. Pollack-Matz (1961)
Vice President and Secretary
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., T. Rowe Price
Investment Services, Inc., and T. Rowe Price Services, Inc.
Shannon H. Rauser (1987)
Assistant Secretary
Assistant Vice President, T. Rowe Price
Michael F. Reinartz, CFA (1973)
President
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., andT. Rowe Price
Trust Company
Michael K. Sewell (1982)
Vice President
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.
Chen Shao (1980)
Vice President
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.
Megan Warren (1968)
Vice President
OFAC Sanctions Compliance Officer and Vice President, Price Investment
Management; Vice President, T. Rowe Price, T. Rowe Price Group, Inc.,
T. Rowe Price Retirement Plan Services, Inc., T. Rowe Price Services, Inc.,
and T. Rowe Price Trust Company
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least 5 years.

100 East Pratt Street
Baltimore, MD 21202
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
202302-2582701 E303-050 2/23

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2.  Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3.  Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Ms. Teresa Bryce Bazemore qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Ms. Bazemore is considered independent for purposes of Item 3 of Form N-CSR.

Item 4.  Principal Accountant Fees and Services.

(a) – (d)  Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

	2022	2021
Audit Fees	$30,858	$29,941
Audit-Related Fees	-	-
Tax Fees	-	4,497
All Other Fees	-	-

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1)  The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

(2)  No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)  Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g)  The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $2,037,000 and $3,732,000, respectively.

(h)  All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)  Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b)  Not applicable.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11.  Controls and Procedures.

(a)  The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b)  The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.  Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

(2)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(3)	Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Fixed Income Series, Inc.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	February 10, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	February 10, 2023

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	February 10, 2023